                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-02258
                                   ---------
                       Investment Company Act File Number

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
                                ----------------
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                                 March 31, 2008
                                 --------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND AS OF MARCH 31, 2008

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LONG-TERM INVESTMENTS

COMMON STOCKS -- 96.8%

SECURITY                                                                               SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------

Argentina -- 1.6%
-------------------------------------------------------------------------------------------------------------------
Aluar Aluminio Argentino SAIC                                                            84,450      $      157,631
Banco Macro Bansud SA (Class 'B' Shares)                                                130,676             335,950
Banco Macro SA (Class 'B' Shares) (ADR)                                                  24,700             626,145
BBVA Banco Frances SA                                                                    67,312             165,822
BBVA Banco Frances SA (ADR)                                                              65,400             463,032
Cresud SA (ADR)                                                                          65,800           1,021,216
Grupo Financiero Galicia SA (Class 'B' Shares)(a)                                        89,316              58,674
Grupo Financiero Galicia SA (Class 'B' Shares) (ADR)(a)                                 103,000             681,860
IRSA Inversiones y Representaciones SA(a)                                               119,544             171,788
IRSA Inversiones y Representaciones SA (GDR)(a)                                          57,300             805,065
Ledesma SAAI                                                                            259,501             434,380
MercadoLibre, Inc.(a)                                                                    45,000           1,789,200
Molinos Rio de la Plata SA (Class 'B' Shares)(a)                                         92,923             322,828
Petrobras Energia Participaciones SA (ADR)                                              111,700           1,267,795
Petrobras Energia Participaciones SA (Class 'B' Shares)                                 134,218             156,844
Siderar SAIC                                                                             75,100             607,204
Telecom Argentina SA (Class 'B' Shares)(a)                                              229,824             979,905
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)                                         91,900           1,946,442
Tenaris SA                                                                              287,701           7,278,279
Tenaris SA (ADR)                                                                         52,700           2,627,095
Transportadora de Gas del Sur SA(a)                                                     252,923             231,655
Transportadora de Gas del Sur SA (ADR)(a)                                                33,800             149,058
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   22,277,868
-------------------------------------------------------------------------------------------------------------------

Botswana -- 0.3%
-------------------------------------------------------------------------------------------------------------------
Barclays Bank of Botswana                                                               186,550      $      168,511
Botswana Insurance Holdings Ltd.                                                        113,610             272,809
First National Bank of Botswana                                                         366,100             148,814
Letshego                                                                                 51,800             114,638
Sechaba Breweries Ltd.                                                                  284,600             751,956
Sefalana Holding Co.                                                                    991,000             678,837
Standard Chartered Bank of Botswana                                                     620,790           1,542,089
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    3,677,654
-------------------------------------------------------------------------------------------------------------------

Brazil -- 6.1%
-------------------------------------------------------------------------------------------------------------------
AES Tiete SA                                                                          3,831,800      $      148,911
AES Tiete SA (PFD Shares)                                                             4,679,000             156,279
All America Latina Logistica (PFD Shares)                                                59,000             597,255
American Banknote SA                                                                     19,000             177,123
Aracruz Celulose SA (PFD Shares)                                                         63,000             431,290
Banco Bradesco SA                                                                        40,000             976,837
Banco Bradesco SA (PFD Shares)                                                          126,480           3,530,011
Banco Itau Holding Financeira SA (PFD Shares)                                           130,400           2,983,874
Bombril SA (PFD Shares)(a)                                                              100,000             639,405
Brasil Telecom Participacoes SA                                                           9,400             265,307
Brasil Telecom Participacoes SA (PFD Shares)                                             40,919             549,487
Brasil Telecom SA (PFD Shares)                                                           42,212             465,937
Braskem SA (PFD Shares)                                                                  16,000             136,345
Centrais Eletricas Brasileiras SA                                                        44,000             674,407
Centrais Eletricas Brasileiras SA (Class 'B' Shares) (PFD Shares)                        34,382             495,525
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)                          14,356             295,577
Cia de Bebidas das Americas (PFD Shares)                                                 69,237           5,226,928
Cia de Companhia de Concessoes Rodoviarias (CCR)                                         40,000             592,279
Cia de Saneamento Basico do Estado de Sao Paulo                                          23,200             512,297
Cia Energetica de Minas Gerais                                                            7,786             122,456
Cia Energetica de Minas Gerais (PFD Shares)                                              57,546           1,036,717
Cia Energetica de Sao Paulo (PFD Shares)(a)                                              23,500             387,075
Cia Paranaense de Energia-Copel (PFD Shares)                                             18,000             295,350
Cia Siderurgica Nacional SA (CSN)                                                        60,300           2,157,488
Cia Vale do Rio Doce                                                                    189,400           6,553,446
Cia Vale do Rio Doce (PFD Shares)                                                       328,292           9,536,146
Contax Participacoes SA                                                                     350              12,010
Contax Participacoes SA (ADR)                                                            26,608              28,204
Contax Participacoes SA (PFD Shares)                                                      7,550             164,904
CPFL Energia SA                                                                          15,000             302,917
Cyrela Brazil Realty SA                                                                  20,824             273,922
Cyrela Commercial Properties SA Empreendimentos e Participacoes(a)                        4,164              22,981
Duratex SA (PFD Shares)                                                                  45,600             875,749
EDP-Energias do Brasil SA                                                                16,600             248,739
Eletropaulo Metropolitana SA (Class 'B' Shares) (PFD Shares)                          5,767,190             455,174
Embratel Participacoes SA(a)                                                         37,424,000             139,337
Embratel Participacoes SA (PFD Shares)                                               67,000,000             254,435
Empresa Brasileira de Aeronautica SA                                                    275,351           2,751,148
Gerdau SA (PFD Shares)                                                                   39,400           1,219,068
Gol Linhas Aereas Inteligentes SA (PFD Shares)                                           14,000             208,899
Investimentos Itau SA (PFD Shares)                                                      751,217           4,425,242
Klabin SA (PFD Shares)                                                                   47,000             155,905
Localiza Rent a Car SA                                                                   19,500             186,357
Lojas Americanas SA (PFD Shares)                                                        288,359           2,152,179
Lojas Renner SA                                                                          29,000             548,985
Lupatech SA                                                                              13,700             427,415
Marcopolo SA (PFD Shares)                                                                46,300             152,259
Metalurgica Gerdau SA (PFD Shares)                                                       15,700             656,374
Natura Cosmeticos SA                                                                     35,000             358,307
Net Servicos de Comunicacao SA (PFD Shares)(a)                                          109,407           1,173,223
Perdigao SA                                                                              24,508             563,467
Petroleo Brasileiro SA                                                                  137,600           7,056,673
Petroleo Brasileiro SA (ADR)                                                             93,700           7,935,453
Petroleo Brasileiro SA (PFD Shares)                                                      22,900             969,043
Randon Participacoes SA (PFD Shares)                                                     63,700             480,528
Sadia SA (PFD Shares)                                                                   172,000           1,023,048
Souza Cruz SA                                                                            18,700             486,510
Suzano Papel e Celulose SA                                                               20,000             303,003
Tam SA (PFD Shares)                                                                      12,600             243,569
Tele Norte Leste Participacoes SA                                                        11,200             388,109
Tele Norte Leste Participacoes SA (PFD Shares)                                           24,000             639,634
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                                     26,608             706,176
Telemar Norte Leste SA (PFD Shares)                                                       9,000             468,401
Telemig Celular Participacoes SA (PFD Shares)                                             5,460             156,758
Telesp-Telecomunicacoes de Sao Paulo SA                                                   5,050             113,795
Telesp-Telecomunicacoes de Sao Paulo SA (PFD Shares)                                      7,313             186,119
Tim Participacoes SA                                                                     30,104             124,996
Tim Participacoes SA (PFD Shares)                                                       148,232             481,531
Totvs SA                                                                                 11,000             338,399
Tractebel Energia SA                                                                     16,300             209,658
Ultrapar Participacoes SA (PFD Shares)                                                    9,812             346,240
Unibanco-Uniao de Bancos Brasileiros SA                                                 136,446           1,602,860
Usinas Siderurgicas de Minas Gerais SA                                                    6,900             405,713
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                                      21,000           1,181,813
Vivo Participacoes SA (PFD Shares)                                                      100,000             585,073
Votorantim Celulose e Papel SA (PFD Shares)                                              12,400             356,008
Weg SA                                                                                  130,700           1,465,096
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   84,955,158
-------------------------------------------------------------------------------------------------------------------

Bulgaria -- 0.1%
-------------------------------------------------------------------------------------------------------------------
Albena Invest Holding Plc(a)                                                             19,550      $      253,382
Bulgarian Telecommunications Co.                                                         32,300             271,469
Bulgartabak Holding                                                                       3,450              82,274
Doverie Holding AD(a)                                                                    40,000             339,895
Sopharma AD                                                                              48,000             252,734
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    1,199,754
-------------------------------------------------------------------------------------------------------------------

Chile -- 3.7%
-------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de                                                               9,800      $      362,992
Pensiones Provida SA (ADR) AES Gener SA                                                 513,100             223,164
Almendral SA                                                                          7,092,000             827,955
Antarchile SA (Series 'A')                                                               28,200             700,078
Banco de Chile                                                                        7,011,819             616,353
Banco de Chile (ADR)                                                                     21,259           1,130,554
Banco de Credito e Inversiones                                                           61,100           2,216,859
Banco Santander Chile SA                                                              6,125,600             308,488
Banco Santander Chile SA (ADR)                                                           47,622           2,488,726
Cap SA                                                                                   12,000             403,827
Cencosud SA                                                                             379,000           1,622,538
Cia Cervecerias Unidas SA (ADR)                                                          37,800           1,335,852
Cia de Telecomunicaciones de Chile SA (ADR)                                              90,600             770,100
Cia Electro Metalurgica SA                                                               17,500             162,822
Cia SudAmericana de Vapores SA(a)                                                       194,200             366,751
Coia General de Electricidad SA                                                         116,110             890,394
Colbun SA                                                                             3,410,100             651,810
Corpbanca SA                                                                         83,071,400             570,480
Corpbanca SA (ADR)                                                                       17,000             591,600
Distribucion y Servicio D&S SA (ADR)                                                     48,500           1,195,040
Embotelladora Andina SA (Series 'A') (ADR)                                               25,100             483,175
Embotelladora Andina SA (Series 'B') (ADR)                                               48,900           1,026,900
Empresa Nacional de Electricidad SA (ADR)                                                61,159           2,990,675
Empresa Nacional de Telecomunicaciones SA                                                61,400           1,090,681
Empresas CMPC SA                                                                         18,900             778,757
Empresas Copec SA                                                                       249,600           4,656,553
Enersis SA (ADR)                                                                        137,171           2,425,183
Grupo Security SA                                                                       920,700             379,366
Invercap SA                                                                              51,300             555,452
Inversiones Aguas Metropolitanas SA                                                     211,100             274,959
Lan Airlines SA (ADR)                                                                    80,500           1,136,660
Madeco SA                                                                             4,859,800             545,664
Madeco SA (ADR)                                                                         105,700           1,200,752
Masisa SA (ADR)                                                                         140,805           1,552,375
Minera Valparaiso SA                                                                     28,200             906,970
Parque Arauco SA                                                                        498,800             616,578
Quinenco SA                                                                             223,900             512,533
S.A.C.I. Falabella SA                                                                   723,600           3,917,395
Salfacorp SA(a)                                                                          95,700             212,496
SM-Chile SA (Class 'B' Shares)                                                        2,793,600             374,036
Sociedad de Inversiones Pampa Calichera SA (Class 'A' Shares)                           834,400             630,312
Sociedad Quimica y Minera de Chile SA (ADR)                                               2,095             576,125
Sociedad Quimica y Minera de Chile SA (Series 'B') (ADR)                                206,000           4,816,280
Sonda SA                                                                                211,400             316,483
Vina Concha y Toro SA (ADR)                                                              31,000           1,139,560
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   50,552,303
-------------------------------------------------------------------------------------------------------------------

China -- 5.7%
-------------------------------------------------------------------------------------------------------------------
Air China Ltd. (Class 'H' Shares)                                                       300,000      $      256,971
Aluminum Corp. of China Ltd. (Class 'H' Shares)                                         330,000             534,941
Angang Steel Co., Ltd. (Class 'H' Shares)                                               444,000           1,026,180
Baidu.com, Inc. (ADR)(a)                                                                  3,900             934,557
Beijing Enterprises Holdings Ltd.                                                        65,000             253,156
Beijing North Star Co., Ltd. (Class 'H' Shares)                                       1,580,000             632,200
BOE Technology Group Co., Ltd. (Class 'B' Shares)(a)                                  1,405,300             675,308
BYD Co., Ltd. (Class 'H' Shares)                                                        266,000             491,510
Chaoda Modern Agriculture Holdings Ltd.                                                 526,750             601,000
China Agri-Industries Holdings Ltd.(a)                                                  419,000             256,442
China Communications Construction Co., Ltd. (Class 'H' Shares)                          611,000           1,373,074
China Construction Bank (Class 'H' Shares)(144A)                                      3,489,000           2,617,224
China COSCO Holdings Co., Ltd. (Class 'H' Shares)                                       323,150             797,249
China Dongxiang Group Co.(a)                                                            520,000             279,991
China Everbright Ltd.(a)                                                                456,000             904,261
China Foods Ltd.(a)                                                                     460,000             260,980
China International Marine Containers Co., Ltd. (Class 'B' Shares)                      163,812             280,548
China Life Insurance Co., Ltd. (Class 'H' Shares)                                     1,378,000           4,787,091
China Medical Technologies, Inc. (ADR)                                                    5,200             213,668
China Mengniu Dairy Co., Ltd.                                                           311,000             908,249
China Merchants Holdings International Co., Ltd.                                        824,000           3,955,854
China Merchants Property Development Co., Ltd.                                          392,436           1,278,545
China Mobile Hong Kong Ltd.                                                             630,900           9,478,846
China Netcom Group Corp. (Hong Kong) Ltd.                                               120,500             346,472
China Overseas Land & Investment Ltd.                                                   796,500           1,471,927
China Petroleum & Chemical Corp. (Class 'H' Shares)                                   3,974,000           3,432,485
China Railway Group Ltd. (Class 'H' Shares)(a)                                        1,153,000           1,106,652
China Resources Enterprise Ltd.                                                         294,000             953,974
China Shenhua Energy Co., Ltd. (Class 'H' Shares)                                       352,000           1,423,156
China Southern Airlines Co., Ltd. (Class 'H' Shares)(a)                                 375,000             298,702
China Telecom Corp. Ltd. (Class 'H' Shares)                                           1,950,000           1,232,746
China Travel International Investment Hong Kong Ltd.                                    800,000             326,199
China Unicom Ltd.                                                                       420,000             892,332
China Vanke Co., Ltd. (Class 'B' Shares)                                                740,886           1,659,761
China Yurun Food Group Ltd.                                                             208,000             263,983
Chongqing Changan Automobile Co., Ltd. (Class 'B' Shares)                               602,520             396,693
CITIC International Financial Holdings Ltd.                                             384,000             197,567
Citic Pacific Ltd.                                                                      180,000             758,847
CNOOC Ltd.                                                                            1,532,500           2,253,696
Cosco Pacific Ltd.                                                                      122,000             241,959
Ctrip.com International Ltd. (ADR)                                                       14,600             774,092
Dazhong Transportation Group Co., Ltd. (Class 'B' Shares)                               422,583             721,039
Denway Motors Ltd.                                                                    1,404,000             600,231
Dongfeng Motor Corp. (Class 'H' Shares)                                                 836,000             378,729
Focus Media Holding Ltd. (ADR)(a)                                                        21,890             769,434
Guangdong Electric Power Development Co., Ltd. (Class 'B' Shares)                       264,000             148,340
Guangdong Investment Ltd.                                                               374,000             187,384
Guangdong Provincial Expressway Development Co., Ltd. (Class 'B' Shares)                234,960             156,079
Hangzhou Steam Turbine Co., Ltd. (Class 'B' Shares)                                     210,236             324,894
Industrial & Commercial Bank of China Ltd. (Class 'H' Shares)                         4,017,000           2,828,874
Inner Mongolia Eerduosi Cashmere Products Co., Ltd. (Class 'B' Shares)                  165,600             178,836
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)                                         352,000             318,900
Kingboard Chemical Holdings Ltd.                                                         86,500             308,230
Lenovo Group Ltd.                                                                       492,000             321,183
Li Ning Co., Ltd.                                                                       215,000             610,615
Lianhua Supermarket Holdings Ltd. (Class 'H' Shares)                                    130,000             178,575
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)                                    2,729,000           1,442,319
Parkson Retail Group Ltd.                                                                58,000             489,881
PetroChina Co., Ltd. (Class 'H' Shares)                                               1,872,300           2,336,933
PICC Property & Casualty Co., Ltd. (Class 'H' Shares)                                   390,000             358,384
Ping An Insurance Group Co. of China Ltd. (Class 'H' Shares)                            333,000           2,383,364
Qingling Motors Co., Ltd. (Class 'H' Shares)                                          1,448,966             239,695
Samling Global Ltd.                                                                   1,722,000             241,078
Samson Holding Ltd.                                                                     222,000              54,166
Shanghai Diesel Engine Co., Ltd. (Class 'B' Shares)(a)                                  534,000             437,880
Shanghai Electric Group Co., Ltd. (Class 'H' Shares)                                    460,000             280,229
Shanghai Industrial Holdings Ltd.                                                        84,000             319,701
Shanghai Jinjiang International Hotels Development Co., Ltd. (Class 'B' Shares)         574,800             797,655
Shanghai Zhenhua Port Machinery Co., Ltd. (Class 'B' Shares)                            440,000             598,873
Shenzhen Chiwan Wharf Holdings Ltd. (Class 'B' Shares)                                  153,115             222,043
SINA Corp.(a)                                                                             9,000             317,250
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class 'H' Shares)(a)                        3,201,000             673,653
Sinopec-China Petroleum & Chemical Corp. (Class 'H' Shares)                           1,628,000             563,389
Sinotrans Ltd. (Class 'H' Shares)                                                       300,000              87,525
Suntech Power Holdings Co., Ltd. (ADR)(a)                                                 4,600             186,576
Tencent Holdings Ltd.                                                                    32,600             187,695
Tingyi (Cayman Islands) Holding Corp.                                                 1,184,000           1,560,400
TPV Technology Ltd.                                                                      84,000              49,996
Travelsky Technology Ltd. (Class 'H' Shares)                                            812,000             606,277
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)                                         1,124,000           3,343,983
Weiqiao Textile Co., Ltd. (Class 'H' Shares)                                             82,000             106,173
Wumart Stores, Inc. (Class 'H' Shares)                                                  156,000             136,841
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B' Shares)                                103,948             654,713
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)                                        320,000             450,869
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)                                        186,000             162,990
ZTE Corp. (Class 'H' Shares)                                                            135,000             642,943
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   78,793,905
-------------------------------------------------------------------------------------------------------------------

Colombia -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                                       99,500      $      775,642
Banco de Bogota                                                                          14,000             220,105
Bancolombia SA (PFD Shares) (ADR)                                                        53,000           1,879,380
Cementos Argos SA                                                                       167,900             627,843
Cia Colombiana de Inversiones SA                                                         39,126             391,719
Cia de Cemento Argos SA                                                                 271,300           1,318,105
Grupo Aval Acciones y Valores SA                                                      1,192,000             357,890
Grupo Nacional de Chocolates SA                                                         156,400           1,246,521
Interconexion Electrica SA                                                              470,000           1,806,261
Promigas SA                                                                              27,000             560,090
Suramericana de Inversiones SA                                                          126,600           1,044,950
Tableros y Maderas de Caldas(a)                                                      54,336,100             245,304
Textiles Fabricato Tejicondor SA(a)                                                  15,075,500             291,330
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,765,140
-------------------------------------------------------------------------------------------------------------------

Croatia -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                              13,700      $    1,143,314
Atlantska Plovidba DD                                                                     2,480           1,321,659
Croatia Osiguranje DD(a)                                                                    160             514,802
Dalekovod DD                                                                              2,270             482,417
Ericsson Nikola Tesla                                                                     2,610           1,525,655
INA Industrija Nafte DD                                                                   2,542           1,213,497
Institut Gradevinarstva Hrvatske DD                                                         210             472,037
Koncar-Elektroindustrija DD(a)                                                            2,370             370,982
Kras DD                                                                                   1,645             190,292
Petrokemija DD(a)                                                                         5,250             250,068
Podravka Prehrambena Industija DD                                                         8,200             642,069
Privredna Banka Zagreb DD(a)                                                              3,310             793,313
Riviera Holding DD(a)                                                                     3,830             429,128
Tankerska Plovidba DD                                                                       290             295,322
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,644,555
-------------------------------------------------------------------------------------------------------------------

Czech Republic -- 3.2%
-------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                  276,570      $   21,240,112
Komercni Banka AS                                                                        21,900           5,254,340
Komercni Banka AS (GDR)                                                                  27,154           2,171,112
Philip Morris CR AS                                                                       1,860             841,721
Telefonica 02 Czech Republic AS                                                          94,700           3,055,159
Telefonica 02 Czech Republic AS (GDR)                                                    54,303           1,743,137
Unipetrol AS(a)                                                                         343,200           5,603,518
Zentiva NV                                                                               75,500           4,590,747
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   44,499,846
-------------------------------------------------------------------------------------------------------------------

Egypt -- 1.8%
-------------------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                              49,000      $      701,600
Arab Cotton Ginning                                                                     243,000             471,118
Commercial International Bank                                                            85,630           1,445,755
Credit Agricole Egypt(a)                                                                 38,690             173,235
Eastern Tobacco                                                                          16,200           1,165,188
Egypt Kuwaiti Holding Co.                                                               303,600           1,337,792
Egyptian Financial & Industrial Co.                                                      25,700           1,242,703
Egyptian Financial Group-Hermes Holding SAE                                             133,700           1,377,555
Egyptian International Pharmaceutical Industrial Co.                                     40,120             258,093
Egyptian Media Production City(a)                                                        50,475             102,983
El Ezz Aldekhela Steel Alexa Co.                                                          3,050             824,339
El Ezz Steel Rebars SAE                                                                  71,600           1,211,012
El Sewedy Cables Holding Co.(a)                                                          19,000             499,302
El Watany Bank of Egypt                                                                  32,900             443,964
Medinet Nasr for Housing                                                                 56,250             725,835
Misr Cement                                                                              18,251             260,453
MobiNil-Egyptian Co. for Mobil Services                                                  13,978             505,576
National Societe General Bank                                                            28,980             239,414
Olympic Group Financial Investments                                                      67,971             954,329
Orascom Construction Industries (OCI)                                                    47,301           3,570,231
Orascom Hotel Holdings SAE(a)                                                            11,863             175,019
Orascom Hotels & Development(a)                                                          83,200           1,330,169
Orascom Telecom Holding SAE                                                             242,000           3,294,045
Oriental Weavers Co.                                                                     26,710             284,345
Raya Holding Co.                                                                         43,400             106,504
Sidi Kerir Petrochemcials Co.                                                           267,800           1,092,083
Suez Cement Co.                                                                          42,400             443,592
Telecom Egypt                                                                           165,000             610,047
Torah Portland Cement Co.                                                                 4,300             113,217
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   24,959,498
-------------------------------------------------------------------------------------------------------------------

Estonia -- 0.8%
-------------------------------------------------------------------------------------------------------------------
AS Baltika                                                                              104,189      $      401,508
AS Eesti Ehitus                                                                         115,400             731,864
AS Eesti Telekom                                                                         73,700             924,581
AS Eesti Telekom (GDR)                                                                   42,400           1,855,000
AS Harju Elekter                                                                         18,000              79,479
AS Merko Ehitus                                                                          76,600           1,103,854
AS Norma                                                                                 25,000             204,107
AS Olympic Entertainment Group                                                          371,500           1,644,464
AS Saku Olletehase                                                                        8,000             141,749
AS Tallink Group Ltd.(a)                                                              2,203,233           2,832,869
AS Tallinna Kaubamaja                                                                    62,200             666,237
AS Tallinna Vesi                                                                         12,935             256,271
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,841,983
-------------------------------------------------------------------------------------------------------------------

Ghana -- 0.5%
-------------------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                                   1,810,900      $    1,301,685
CAL Bank Ltd.                                                                         1,731,000           1,226,727
Ghana Commercial Bank Ltd.                                                              967,303           1,282,882
Home Finance Co., Ltd.                                                                3,119,579           1,705,465
Produce Buying Co., Ltd.(a)                                                             650,000             157,935
SSB Bank Ltd.                                                                           370,000             559,631
Standard Chartered Bank of Ghana Ltd.                                                    10,200             276,440
Unilever Ghana Ltd.                                                                     249,000             562,156
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    7,072,921
-------------------------------------------------------------------------------------------------------------------

Hungary -- 2.8%
-------------------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                               8,190      $      324,289
EGIS Rt                                                                                   3,378             369,168
FHB Land Credit & Mortgage Bank Rt                                                       18,000             144,231
Fotex Rt.(a)                                                                            478,034           2,052,467
Magyar Telekom Rt                                                                     1,437,000           7,110,136
Magyar Telekom Rt. (ADR)                                                                 37,300             913,850
MOL Hungarian Oil & Gas Rt                                                               70,705           9,292,162
OTP Bank Rt                                                                             292,420          12,137,365
Pannonplast Rt.(a)                                                                      129,000           1,181,483
RABA Automotive Holding Rt.(a)                                                           52,760             549,275
Richter Gedeon Rt                                                                        23,152           4,814,727
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   38,889,153
-------------------------------------------------------------------------------------------------------------------

India -- 5.4%
-------------------------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                                        4,700      $      359,313
ACC Ltd.                                                                                 18,500             382,946
Aditya Birla Nuvo Ltd.                                                                    6,706             236,193
Allahabad Bank Ltd.                                                                      64,000             122,253
Amtek Auto Ltd.                                                                          16,000             103,200
Andhra Bank                                                                              55,000              99,847
Asea Brown Boveri India Ltd.                                                             18,700             548,327
Ashok Leyland Ltd.                                                                      123,000             108,557
Asian Paints Ltd.                                                                         8,000             241,216
Bajaj Auto Ltd.(a)                                                                       11,100             210,781
Bajaj Finserve Ltd.                                                                      11,100             151,034
Bajaj Hindusthan Ltd.                                                                    14,000              66,246
Bajaj Holdings & Investment Ltd.                                                         11,100             192,249
Bajaj Holdings & Investment Ltd. (GDR)(144A)                                              7,202             355,390
Balrampur Chini Mills Ltd.(a)                                                            46,000              92,236
Bank of India                                                                            43,100             272,964
Bharat Earth Movers Ltd.                                                                  5,000             124,152
Bharat Electronics Ltd.                                                                   5,000             132,871
Bharat Forge Ltd.                                                                        42,200             284,237
Bharat Heavy Electricals Ltd.                                                            26,000           1,320,030
Bharat Petroleum Corp. Ltd.                                                              14,000             141,572
Bharti Airtel Ltd.(a)                                                                   188,400           3,853,306
Biocon Ltd.                                                                              19,200             205,213
Canara Bank Ltd.                                                                         21,500             121,749
Century Textiles & Industries Ltd.                                                       12,000             215,757
Cipla Ltd.                                                                              120,600             661,367
Colgate-Palmolive Ltd.                                                                   13,000             123,820
Container Corp. of India Ltd.                                                             4,500             194,317
Corp. Bank                                                                               17,000             118,458
Cummins India Ltd.                                                                       23,000             180,167
Dabur India Ltd.                                                                         51,000             141,246
Dish TV India Ltd.(a)                                                                    20,412              25,338
Divi's Laboratories Ltd.                                                                  7,000             222,773
Dr. Reddy's Laboratories Ltd. (ADR)                                                      26,800             388,064
EIH Ltd.                                                                                 52,500             178,406
Essar Oil Ltd.(a)                                                                        99,000             502,614
Financial Technologies India Ltd.                                                         3,500             138,629
Gail India Ltd.                                                                          27,000             289,774
Gail India Ltd. (GDR)                                                                    16,700           1,035,400
Glaxosmithkline Pharmaceuticals Ltd.                                                      8,000             206,924
Glenmark Pharmaceuticals Ltd.                                                            28,000             342,543
GMR Infrastructure(a)                                                                    60,000             224,635
Grasim Industries Ltd. (GDR)(144A)                                                       13,300             891,100
Great Eastern Shipping Co., Ltd.                                                         15,200             143,705
Great Offshore Ltd.                                                                       3,800              61,374
GTL Ltd.                                                                                 34,000             212,199
Gujarat Ambuja Cements Ltd.                                                             159,800             482,647
HCL Technologies Ltd.                                                                    16,000             101,980
HDFC Bank Ltd.                                                                           51,200           1,712,023
HDFC Bank Ltd. (ADR)                                                                      7,700             756,448
Hero Honda Motors Ltd.                                                                   31,942             550,001
Hexaware Technologies Ltd.                                                               30,000              45,567
Hindalco Industries Ltd. (GDR)(144A)                                                    140,410             551,811
Hindustan Lever Ltd.                                                                    306,109           1,743,799
Hindustan Petroleum Corp. Ltd.                                                           18,000             114,918
Hindustan Zinc Ltd.                                                                      19,900             264,424
Housing Development Finance Corp.                                                        46,200           2,750,749
I-Flex Solutions Ltd.(a)                                                                  4,000              94,830
ICICI Bank Ltd.                                                                         132,300           2,559,162
ICICI Bank Ltd. (ADR)                                                                    26,300           1,004,397
India Cements Ltd.                                                                       48,000             221,571
Indiabulls Financial Services Ltd.                                                       17,000             175,884
Indiabulls Real Estate Ltd.(a)                                                           17,000             212,005
Indiabulls Securities Ltd.(a)                                                            17,000             162,331
Indian Hotels Co., Ltd.                                                                 129,100             362,052
Indian Oil Corp. Ltd.                                                                    11,000             123,248
Industrial Development Bank of India Ltd.                                                74,000             165,512
Infosys Technologies Ltd.                                                                66,851           2,402,595
Infrastructure Development Finance Co., Ltd.                                            185,300             697,135
ITC Ltd.                                                                                411,100           2,094,041
ITC Ltd. (GDR)(144A)                                                                    220,700           1,129,984
IVRCL Infrastructures & Projects Ltd.                                                    21,600             216,052
Jaiprakash Associates Ltd.                                                               55,000             311,760
Jammu & Kashmir Bank Ltd.                                                                12,000             207,447
Jet Airways (India) Ltd.                                                                  9,000             125,464
Jindal Steel & Power Ltd.                                                                15,000             772,208
JSW Steel Ltd.                                                                           17,000             349,166
Kotak Mahindra Bank Ltd.                                                                 32,000             499,610
Larsen & Toubro Ltd.                                                                     12,200             920,602
Larsen & Toubro Ltd. (GDR)                                                               24,000           1,848,000
LIC Housing Finance Ltd.                                                                 30,000             208,837
Lupin Ltd.                                                                               14,300             174,834
Mahanagar Telephone Nigam Ltd.                                                           31,000              73,638
Mahanagar Telephone Nigam Ltd. (ADR)                                                     38,500             190,190
Mahindra & Mahindra Ltd.                                                                 40,800             698,723
Maruti Udyog Ltd.                                                                        29,000             590,697
Moser Baer India Ltd.                                                                    24,300              91,621
Motor Industries Co., Ltd.                                                                3,900             361,610
Mphasis Ltd.                                                                             27,000             132,039
National Aluminium Co., Ltd.                                                             24,000             271,434
Nestle India Ltd.                                                                        12,100             449,695
Neyveli Lignite Corp. Ltd.                                                               78,000             231,907
Nicholas Piramal India Ltd.                                                              21,000             158,950
NTPC Ltd.                                                                               295,200           1,452,032
Oil & Natural Gas Corp. Ltd.                                                             53,250           1,313,250
Patni Computer Systems Ltd.                                                              14,000              77,813
Petronet LNG Ltd.                                                                        94,000             164,356
Piramal Life Sciences Ltd.(a)(b)                                                          2,100               2,434
Punjab National Bank Ltd.                                                                13,000             164,793
Ranbaxy Laboratories Ltd.                                                                46,300             506,305
Ranbaxy Laboratories Ltd. (GDR)                                                          20,500             226,525
Reliance Capital Ltd.                                                                    22,000             675,944
Reliance Capital Ltd. (GDR)(144A)(a)                                                      2,140              65,544
Reliance Communications Ltd.                                                            227,700           2,884,215
Reliance Communications Ltd. (GDR)(144A)                                                 42,816             544,003
Reliance Energy Ltd.                                                                     26,300             821,383
Reliance Energy Ltd. (GDR)                                                                5,900             555,186
Reliance Energy Ltd. (GDR)(144A)(a)                                                       1,070             100,081
Reliance Industries Ltd.                                                                 61,300           3,434,530
Reliance Industries Ltd. (GDR)(144A)                                                     21,408           2,461,920
Reliance Natural Resources Ltd. (GDR)(144A)(a)                                           21,408             106,507
Reliance Petroleum Ltd.(a)                                                              207,300             809,974
Satyam Computer Services Ltd.                                                            41,300             405,991
Satyam Computer Services Ltd. (ADR)                                                      24,000             542,160
Sesa Goa Ltd.                                                                             5,000             389,948
Shipping Corp. of India Ltd.                                                             33,000             163,633
Siemens India Ltd.                                                                       21,800             337,890
State Bank of India (GDR)                                                                11,800           1,044,978
Steel Authority of India Ltd.                                                           156,000             715,545
Sterlite Industries (India) Ltd.(a)                                                      12,000             213,969
Sun Pharma Advanced Research Co., Ltd.(a)                                                10,000              21,140
Sun Pharmaceuticals Industries Ltd.                                                      10,000             305,767
Suzlon Energy Ltd.                                                                       57,500             377,367
Syndicate Bank                                                                           66,000             124,172
Tata Chemicals Ltd.                                                                      22,000             154,907
Tata Communications Ltd. (ADR)                                                           11,100             275,502
Tata Consultancy Services Ltd.                                                           24,190             485,135
Tata Motors Ltd.                                                                         18,100             278,905
Tata Motors Ltd. (ADR)                                                                   19,800             309,276
Tata Power Co., Ltd.                                                                     46,000           1,350,640
Tata Steel Ltd.                                                                          78,720           1,356,889
Tata Steel Ltd. (PFD Shares)(a)                                                          59,040             155,032
Tata Tea Ltd.                                                                             6,000             123,984
Tata Teleservices Maharashtra Ltd.(a)                                                   280,840             197,742
Titan Industries Ltd.                                                                     6,000             157,745
Ultra Tech Cement Ltd.                                                                    7,000             138,447
Unitech Ltd.                                                                             55,000             375,053
United Breweries Ltd.                                                                    34,200             159,717
United Phosphorus Ltd.                                                                   20,000             130,424
United Spirits Ltd.                                                                      14,100             525,076
UTI Bank Ltd.                                                                            49,300             946,855
Videocon Industries Ltd.                                                                 11,000              84,385
Videsh Sanchar Nigam Ltd.                                                                12,000             150,718
Voltas Ltd.                                                                              41,700             183,974
Wipro Ltd.                                                                               20,300             212,043
Wipro Ltd. (ADR)                                                                         13,100             151,043
Wire & Wireless India Ltd.(a)                                                            17,750              16,047
Zee Entertainment Enterprises Ltd.                                                       76,200             461,972
Zee News Ltd.(a)                                                                         16,049              20,276
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   74,999,232
-------------------------------------------------------------------------------------------------------------------

Indonesia -- 3.3%
-------------------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                                  8,587,500      $    3,156,677
Astra Argo Lestari Tbk PT                                                               420,000           1,189,683
Astra International Tbk PT                                                            1,323,000           3,512,387
Bakrie & Brothers Tbk PT(a)                                                          30,182,000           1,685,824
Bakrie Telecom PT(a)                                                                  4,350,000             161,945
Bank Central Asia Tbk PT                                                              7,602,000           2,702,811
Bank Danamon Indonesia Tbk PT                                                           685,000             517,423
Bank Internasional Indonesia Tbk PT                                                   6,667,000             338,839
Bank Mandiri PT                                                                       3,258,000           1,124,517
Bank Niaga Tbk PT                                                                     4,309,000             354,466
Bank Pan Indonesia Tbk PT(a)                                                          3,525,272             247,225
Bank Rakyat Indonesia PT                                                              3,408,000           2,352,598
Berlian Laju Tanker Tbk PT                                                            1,250,000             279,422
Bumi Resources Tbk PT                                                                 8,789,000           5,980,731
Energi Mega Persada Tbk PT(a)                                                         3,938,000             486,759
Gudang Garam Tbk PT                                                                     763,500             636,598
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                               1,095,000             111,118
Indocement Tunggal Prakarsa Tbk PT                                                      500,000             385,325
Indofood Sukses Makmur Tbk PT                                                         6,576,500           1,676,021
Indonesian Satellite Corp. Tbk PT                                                     1,592,500           1,230,354
International Nickel Indonesia Tbk PT                                                 1,300,000             995,485
Kalbe Farma Tbk PT                                                                    1,517,000             162,386
Kawasan Industri Jababeka Tbk PT(a)                                                  10,550,000             157,442
Lippo Karawaci Tbk PT                                                                 6,000,000             523,047
Matahari Putra Prima Tbk PT                                                           1,600,000             103,359
Medco Energi Internasional Tbk PT                                                     1,397,000             509,357
Perusahaan Gas Negara PT                                                              1,000,000           1,548,024
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)                                454,000             445,155
Ramayana Lestari Sentosa Tbk PT                                                       4,100,000             362,932
Semen Gresik Persero Tbk PT                                                           2,655,000           1,454,663
Telekomunikasi Indonesia Tbk PT                                                       4,215,160           4,446,447
Tempo Scan Pacific Tbk PT                                                             2,000,000             131,544
Unilever Indonesia Tbk PT                                                               852,700             642,908
United Tractors Tbk PT                                                                3,996,000           5,482,645
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   45,096,117
-------------------------------------------------------------------------------------------------------------------

Israel -- 3.0%
-------------------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                                            6,700      $      356,878
Aladdin Knowledge Systems Ltd.(a)                                                        10,000             190,300
Alvarion Ltd.(a)                                                                         34,900             247,672
Bank Hapoalim B.M                                                                       495,652           1,920,918
Bank Leumi Le-Israel                                                                    496,824           2,134,683
Bezeq Israeli Telecommunication Corp. Ltd.                                            1,538,038           2,885,682
Cellcom Israel Ltd.                                                                      34,200           1,074,906
Ceragon Networks Ltd.(a)                                                                 20,600             194,670
Check Point Software Technologies Ltd.(a)                                                66,141           1,481,558
Clal Industries Ltd.                                                                     21,900             113,989
Clal Insurance Enterprise Holdings Ltd.                                                  14,800             286,951
Delek Automotive Systems Ltd.                                                            17,000             239,485
Delek Group Ltd.                                                                          2,140             323,834
Discount Investment Corp.                                                                 3,650              94,209
ECtel Ltd.(a)                                                                               237                 595
Elbit Medical Imaging Ltd.                                                                3,900             166,434
Elbit Systems Ltd.                                                                        7,000             385,974
First International Bank of Israel Ltd.(a)                                                9,100             116,069
Gazit Globe (1982) Ltd.                                                                  29,000             280,407
Gilat Satellite Networks Ltd.(a)                                                         29,100             303,420
Harel Insurance Investments Ltd.                                                          3,000             148,750
Housing & Construction Holdings Ltd.(a)                                                  85,800             123,205
IDB Development Corp. Ltd.                                                                8,276             256,855
IDB Holding Corp. Ltd.                                                                    7,103             223,646
Israel Chemicals Ltd.                                                                   349,815           4,913,644
Israel Corp. Ltd.                                                                         1,850           1,742,395
Israel Discount Bank Ltd. (Series 'A')(a)                                               175,400             427,035
Koor Industries Ltd.                                                                      3,023             167,160
Makhteshim-Agan Industries Ltd.                                                         208,657           1,526,608
Mizrahi Tefahot Bank Ltd.                                                                58,000             454,746
Ness Technologies, Inc.(a)                                                               18,800             178,412
Nice Systems Ltd.(a)                                                                     22,100             632,007
Oil Refineries Ltd.                                                                     512,000             457,431
Orbotech Ltd.(a)                                                                         10,000             183,400
Ormat Industries Ltd.                                                                    26,500             329,450
Osem Investment Ltd.                                                                          1                  11
Partner Communications Co., Ltd.                                                        124,660           2,803,208
Property & Building Corp. Ltd.(a)                                                         1,000              90,372
RADVision Ltd.(a)                                                                         6,800              44,880
RADWARE Ltd.(a)                                                                           7,700              78,694
Retalix Ltd.(a)                                                                           5,900              82,405
Strauss Group Ltd.(a)                                                                    17,400             252,633
Supersol Ltd.                                                                            68,000             303,958
Teva Pharmaceutical Industries Ltd.                                                      87,999           4,077,465
Teva Pharmaceutical Industries Ltd. (ADR)                                               199,300           9,205,667
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   41,502,671
-------------------------------------------------------------------------------------------------------------------

Jordan -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Arab Bank Plc                                                                           118,600      $    4,441,013
Arab East Investment                                                                     73,266             405,367
Bank of Jordan                                                                           55,600             210,315
Jordan Ahli Bank                                                                         66,000             244,065
Jordan Cement Factory                                                                    24,700             427,064
Jordan Telecom Corp.                                                                     67,000             563,200
Jordanian Electric Power Co.                                                             50,200             379,069
Middle East Complex for Engineering, Electric, & Heavy Industries                       400,900           1,346,707
Taameer Jordan Co.(a)                                                                   377,300           1,187,550
Union Investment Corp.(a)                                                               169,900             302,151
Union Land Development(a)                                                               156,800             387,297
United Arab Investors                                                                   302,100             976,442
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,870,240
-------------------------------------------------------------------------------------------------------------------

Kenya -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                                  561,200      $      808,814
Bamburi Cement Co., Ltd.                                                                366,541           1,086,738
Barclays Bank of Kenya Ltd.                                                           1,664,880           1,789,938
East African Breweries Ltd.                                                             793,440           1,947,366
East African Portland Cement Co., Ltd.                                                   40,900              80,440
ICDC Investment Co.                                                                     808,000             321,953
Kenya Airways Ltd.                                                                    1,127,600             933,637
Kenya Commercial Bank Ltd.                                                            3,894,400           1,612,451
Kenya Electricity Generating Co., Ltd.                                                1,242,800             470,871
Kenya Oil Co., Ltd.                                                                     238,000             347,194
Kenya Power & Lighting Ltd.                                                             112,650             359,084
Mumias Sugar Co., Ltd.                                                                2,730,114             496,054
Nation Media Group Ltd.                                                                  89,673             461,164
NIC Bank Ltd.                                                                           529,632             438,451
Standard Chartered Bank Kenya Ltd.                                                      103,420             327,849
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   11,482,004
-------------------------------------------------------------------------------------------------------------------

Latvia -- 0.0%
-------------------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                              12,000      $      149,387
Latvian Shipping Co.(a)                                                                  96,000             248,398
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $      397,785
-------------------------------------------------------------------------------------------------------------------

Lithuania -- 0.6%
-------------------------------------------------------------------------------------------------------------------
Apranga PVA                                                                             132,200      $      709,000
Bankas Snoras(a)                                                                        193,500             277,744
Invalda PVA                                                                              70,800             470,168
Klaipedos Nafta PVA(a)                                                                  993,963             433,187
Lietuvos Dujos                                                                          200,000             278,409
Lietuvos Energija(a)                                                                     37,000              68,813
Pieno Zvaigzdes                                                                          94,000             215,778
Rokiskio Suris(a)                                                                       177,000             467,195
Rytu Skirstomieji Tinklai                                                               141,300             311,908
Sanitas(a)                                                                               17,500             211,819
Siauliu Bankas(a)                                                                       393,779             554,606
Snaige(a)                                                                                69,000             143,063
Teo LT AB                                                                             1,577,356           1,652,948
Teo LT AB (GDR)(144A)                                                                    60,000             627,828
Ukio Bankas Commercial Bank                                                           1,060,003           1,676,410
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    8,098,876
-------------------------------------------------------------------------------------------------------------------

Malaysia -- 2.9%
-------------------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                                      236,000      $      147,406
Airasia Bhd(a)                                                                          641,200             275,790
Alliance Financial Group Bhd                                                            330,800             278,055
AMMB Holdings Bhd                                                                       432,400             467,303
Asiatic Development Bhd                                                                 121,000             319,721
Astro All Asia Networks Plc                                                             155,000             170,093
Batu Kawan Bhd                                                                          100,300             317,922
Berjaya Sports Toto Bhd                                                                 221,384             357,762
British American Tobacco Malaysia Bhd                                                    33,500             445,675
Bumiputra-Commerce Holdings Bhd                                                         594,433           1,860,290
Bursa Malaysia Bhd                                                                      142,000             404,299
Dialog Group Bhd                                                                        588,000             262,863
Digi.com Bhd                                                                            100,000             764,822
EON Capital Bhd                                                                         111,000             159,550
Gamuda Bhd                                                                              647,600             671,132
Genting Bhd                                                                             842,500           1,736,579
Guinness Anchor Bhd                                                                      67,000             114,314
Hong Leong Bank Bhd                                                                     144,400             262,750
Hong Leong Financial Group Bhd                                                           61,500              85,704
IGB Corp. Bhd                                                                           312,000             154,243
IJM Corp. Bhd                                                                           437,800             837,932
IOI Corp. Bhd                                                                         1,294,939           2,887,983
KLCC Property Holdings Bhd                                                              250,000             229,364
KNM Group Bhd                                                                         1,146,100           1,907,003
Kuala Lumpur Kepong Bhd                                                                 138,250             703,774
Lafarge Malayan Cement Bhd                                                              468,660             623,680
Landmarks Bhd                                                                           220,700             155,329
Lion Diversified Holdings Bhd                                                           122,600              47,854
Magnum Corp. Bhd                                                                        275,000             290,172
Malayan Banking Bhd                                                                     676,818           1,795,851
Malaysian Airline System Bhd(a)                                                         683,133             759,964
Malaysian Airline System Bhd (PFD Shares)(a)                                            110,133              27,890
Malaysian Bulk Carriers Bhd                                                             205,000             275,680
Malaysian Pacific Industries Bhd                                                         73,000             200,552
Malaysian Resources Corp. Bhd(a)                                                        451,200             193,586
Media Prima Bhd                                                                         242,300             171,985
MISC Bhd(c)                                                                             112,000             322,659
MISC Bhd                                                                                324,200             935,748
MMC Corp. Bhd                                                                           466,000             469,017
Multi-Purpose Holdings Bhd                                                              391,400             229,058
Nestle Malaysia Bhd                                                                       6,000              52,056
OSK Holdings Bhd                                                                        218,000             126,000
Parkson Holdings Bhd                                                                    159,380             313,459
Petra Perdana Bhd                                                                       322,567             395,776
Petronas Dagangan Bhd                                                                   374,700             940,219
Petronas Gas Bhd                                                                         71,000             222,671
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                   355,700             357,169
Pos Malaysia Bhd                                                                        110,000              64,890
PPB Group Bhd                                                                           252,000             807,836
Public Bank Bhd                                                                         620,387           2,041,988
Ranhill Bhd                                                                             204,900             103,951
Resorts World Bhd                                                                       946,000           1,022,398
RHB Capital Bhd                                                                         260,500             391,208
Scomi Group Bhd                                                                       1,244,800             388,082
Shell Refining Co. Bhd                                                                  201,100             686,935
Sime Darby Bhd(a)                                                                     1,185,209           3,464,657
SP Setia Bhd                                                                            210,000             245,540
Star Publications (Malaysia) Bhd                                                        104,000             111,414
Ta Ann Holdings Bhd                                                                     137,280             292,869
TA Enterprise Bhd                                                                       386,000             142,039
Tan Chong Motor Holdings Bhd                                                            219,000             123,669
Tanjong Plc                                                                             104,000             548,295
Telekom Malaysia Bhd                                                                    392,700           1,307,237
Tenaga Nasional Bhd                                                                     358,625             827,680
Titan Chemicals Corp. Bhd                                                               940,500             389,301
Top Glove Corp. Bhd                                                                     105,000             128,939
Uchi Technologies Bhd                                                                   237,400             137,538
UEM Builders Bhd(a)                                                                     457,000             175,526
UEM World Bhd                                                                           689,300             703,364
UMW Holdings Bhd                                                                        114,000             216,058
Unisem (M) Bhd                                                                          215,000              84,523
WTK Holdings Bhd                                                                        200,500             128,199
YTL Corp. Bhd                                                                           250,384             580,954
YTL e-Solutions Bhd                                                                     577,000              80,866
YTL Power International Bhd                                                             552,219             420,606
Zelan Bhd                                                                               147,200             117,945
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   40,463,211
-------------------------------------------------------------------------------------------------------------------

Mauritius -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                                                    83,400      $       83,723
Ireland Blyth Ltd.                                                                       64,209             151,812
Mauritius Commercial Bank                                                               463,595           3,018,758
Mauritius Development Investment Trust Co., Ltd.                                        600,000             134,842
Mon Tresor & Mon Desert Ltd.                                                             23,449              78,465
New Mauritius Hotels Ltd.                                                               335,400           2,210,000
Rogers & Co., Ltd.                                                                       48,555             797,958
Shell Mauritius Ltd.                                                                     22,000              49,517
State Bank of Mauritius Ltd.                                                            641,899           2,253,351
Sun Resorts Ltd.                                                                        369,662           1,533,094
United Basalt Products Ltd.                                                              85,125             141,875
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,453,395
-------------------------------------------------------------------------------------------------------------------

Mexico -- 6.1%
-------------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                                                              422,472      $    2,820,018
America Movil SA de CV (Series 'L')                                                   6,586,058          20,931,446
Carso Global Telecom SA de CV (Series 'A1')(a)                                          160,800             845,110
Carso Infraestructura y Construccion SA(a)                                              830,000             824,040
Cemex SAB de CV (Series 'CPO')(a)                                                     2,743,470           7,201,654
Coca-Cola Femsa SA de CV (Series 'L')                                                    77,000             437,459
Consorcio ARA SA de CV                                                                  472,000             479,673
Controladora Comercial Mexicana SA de CV                                                 80,000             225,001
Corporacion GEO SA de CV (Series 'B')(a)                                                113,900             363,058
Corporacion Interamericana de Entretenimiento SA de CV (Class 'B' Shares)(a)             31,700              69,765
Dermet de Mexico SA (Class 'B' Shares)(a)                                                26,477               2,495
Desarrolladora Homex SA de CV(a)                                                         45,100             438,417
Empresas ICA SA de CV(a)                                                                552,319           3,287,527
Fomento Economico Mexicano SA de CV (Series 'UBD')                                      695,200           2,892,485
Grupo Aeroportuario del Sureste SAB de CV (Class 'B' Shares)                             72,826             416,476
Grupo Bimbo SA de CV (Series 'A')                                                       185,727           1,114,369
Grupo Carso SA de CV (Series 'A1')                                                      731,000           3,083,925
Grupo Elektra SA de CV                                                                   22,626             622,572
Grupo Financiero Banorte SA de CV (Class 'O' Shares)                                  1,918,300           8,290,705
Grupo Financiero Inbursa SA de CV (Class 'O' Shares)                                  1,290,508           3,871,548
Grupo Iusacell SA de CV(a)                                                              142,465           1,636,132
Grupo Mexico SA de CV (Series 'B')                                                      546,830           3,621,917
Grupo Modelo SA de CV (Series 'C')                                                      236,600           1,033,653
Grupo Televisa SA (Series 'CPO')                                                        588,818           2,842,905
Impulsora del Desarrollo y el Empleo en America Latina SA de CV (Series 'B1')(a)      1,268,730           2,057,734
Industrias CH SA (Series 'B')(a)                                                         72,952             288,960
Industrias Penoles SA de CV                                                              44,229           1,322,732
Kimberly-Clark de Mexico SA de CV                                                       214,970             953,264
Mexichem SA de CV                                                                       287,700           1,479,417
Organizacion Soriana SAB de CV (Class 'B' Shares)                                        75,000             219,376
Promotora y Operadora de Infraestructura SA de CV(a)                                    207,900             730,903
SARE Holding SA de CV (Class 'B' Shares)(a)                                             155,000             213,611
Telefonos de Mexico SA de CV (Series 'L')                                             2,262,460           4,263,350
TV Azteca SA de CV (Series 'CPO')                                                       593,565             341,673
Urbi Desarrollos Urbanos SA de CV(a)                                                    183,000             600,472
Vitro SA de CV (Series 'A')                                                             124,168             223,387
Wal-Mart de Mexico SA de CV (Series 'V')                                                990,332           4,210,485
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   84,257,714
-------------------------------------------------------------------------------------------------------------------

Morocco -- 1.9%
-------------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                         6,780      $    3,178,841
Banque Centrale Populaire                                                                 1,400             447,891
Banque Marocaine du Commerce Exterieur (BMCE)                                             9,270           4,062,715
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                                  2,200             349,128
Centrale Laitiere                                                                           420             436,118
Ciments du Maroc                                                                          1,665             582,235
Cosumar Compagnie Sucriere Marocaine et de Raffinage                                      1,637             226,809
Credit Immobilier et Hotelier(a)                                                          4,600             399,759
CTM                                                                                       1,560              72,926
Douja Promotion Groupe Addoha SA                                                          4,300           2,608,642
Holcim Maroc SA                                                                           2,082             786,504
Lafarge Ciments                                                                           1,100             333,433
Lesieur Cristal SA                                                                        1,663             185,837
Managem                                                                                   2,800             208,503
Maroc Telecom                                                                           196,941           5,377,260
ONA SA                                                                                   12,023           3,162,608
RISMA(a)                                                                                  3,100             172,604
Samir                                                                                     6,247             663,319
Societe des Brasseries du Maroc                                                           3,529             944,137
Societe Nationale d'Investissement                                                        4,065           1,073,362
SONASID (Societe Nationale de Siderurgie)                                                 1,172             674,975
Wafa Assurance                                                                              600             219,259
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   26,166,865
-------------------------------------------------------------------------------------------------------------------

Nigeria -- 1.1%
-------------------------------------------------------------------------------------------------------------------
African Petroleum Plc(a)                                                                894,000      $    2,298,519
Ashaka Cement Plc                                                                       714,000             304,410
Cadbury Nigeria Plc(a)                                                                  400,000             153,761
Conoil Plc                                                                              322,000             367,206
Dangote Sugar Refinery Plc                                                              540,720             189,332
First Bank of Nigeria Plc                                                             4,546,609           1,834,723
Guaranty Trust Bank Plc                                                               5,458,332           1,631,461
Guiness Nigeria Plc                                                                     418,750             465,019
Mobil Nigeria Plc                                                                       119,008             189,290
Nestle Foods Nigeria Plc                                                                100,000             219,536
Nigeria Bottling Co., Plc                                                               300,000             151,172
Nigerian Breweries Plc                                                                  401,000             178,157
Oando Plc                                                                               339,000             589,677
Oceanic Bank International Plc                                                        2,408,750             561,730
PZ Cussons Nigeria Plc                                                                2,770,833             650,903
Total Nigeria Plc                                                                       149,500             279,039
UAC of Nigeria Plc                                                                    1,581,000             715,782
UACN Property Development Co., Plc(a)                                                 2,000,000             437,364
Unilever Nigeria Plc(a)                                                               3,750,000             741,575
Union Bank of Nigeria Plc                                                             2,815,999           1,046,393
United Bank for Africa Plc                                                            1,512,000             647,087
Zenith Bank Ltd.                                                                      2,500,000           1,025,072
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   14,677,208
-------------------------------------------------------------------------------------------------------------------

Oman -- 1.0%
-------------------------------------------------------------------------------------------------------------------
Al Jazeira Services Co.                                                                 236,016      $      167,817
Alliance Housing Bank                                                                   285,200             199,089
Bank Dhofar SAOG                                                                        315,649             656,443
Bank Muscat SAOG                                                                        462,950           2,374,508
Dhofar International Development & Investment Holding Co.                               143,200             248,979
National Bank of Oman Ltd.                                                              303,730             634,317
Oman Cables Industry SAOG                                                               154,500           1,404,689
Oman Cement Co., SAOG                                                                    17,000             323,810
Oman Flour Mills Co., Ltd. SAOG                                                          88,400             699,676
Oman International Bank SAOG                                                             57,280             613,647
Oman National Investment Corp. Holdings                                                   8,000             290,852
Oman Telecommunications Co.                                                             440,360           1,971,250
Ominvest                                                                                 96,840             207,074
Port Services Corp. Ltd.                                                                 35,037             103,780
Raysut Cement Co., SAOG                                                                 279,210           1,767,354
Renaissance Holdings Co.                                                                368,020           1,231,127
Shell Oman Marketing Co.                                                                 66,100             317,335
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   13,211,747
-------------------------------------------------------------------------------------------------------------------

Pakistan -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                              35,200      $      214,473
Allied Bank Ltd.                                                                         33,840              65,041
Askari Commercial Bank Ltd.                                                             122,512             137,729
Bank AL Habib Ltd.                                                                       82,810              77,797
Bank Alfalah Ltd.                                                                       434,128             374,266
Bank of Punjab(a)                                                                       120,243             127,253
D.G. Khan Cement Co., Ltd.                                                               66,000             118,957
Engro Chemical Pakistan Ltd.                                                            104,000             535,713
Fauji Cement Co., Ltd.(a)                                                               321,500              76,407
Fauji Fertilizer Bin Qasim Ltd.                                                         141,000             101,991
Fauji Fertilizer Co., Ltd.                                                              147,000             329,428
Faysal Bank Ltd.                                                                        115,000              96,300
GlaxoSmithKline Pakistan Ltd.                                                            10,375              30,052
Hub Power Co., Ltd.                                                                   1,279,000             654,049
ICI Pakistan Ltd.                                                                        52,500             166,688
Indus Motor Co., Ltd.                                                                   112,000             509,132
Kot Addu Power Co., Ltd.                                                                137,500             115,250
Lucky Cement Ltd.                                                                       219,500             489,275
Muslim Commercial Bank Ltd.                                                             311,425           2,063,914
National Bank of Pakistan                                                               131,939             490,339
National Refinery Ltd.                                                                   19,200             103,358
NIB Bank Ltd.(a)                                                                        337,557              96,914
Nishat Chunian Ltd.                                                                     260,000             126,485
Nishat Mills Ltd.                                                                       290,300             497,531
Oil & Gas Development Co., Ltd.                                                          95,000             202,895
Pak Suzuki Motor Co., Ltd.                                                               69,450             282,475
Pakistan Oil Fields Ltd.                                                                 39,000             228,545
Pakistan Petroleum Ltd.                                                                  73,700             306,873
Pakistan State Oil Co., Ltd.                                                             60,000             510,519
Pakistan Telecommunication Co., Ltd.                                                    749,000             542,381
PICIC Insurance Ltd.                                                                      3,578               1,681
Shell Pakistan Ltd.                                                                      12,500              94,276
Standard Chartered Bank Pakistan Ltd.(a)                                                118,250              71,012
SUI Northern Gas Pipelines Ltd.                                                         259,700             281,675
SUI Southern Gas Co., Ltd.                                                              291,000             131,355
Telecard Ltd.(a)                                                                        517,000              74,216
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,326,245
-------------------------------------------------------------------------------------------------------------------

Peru -- 1.8%
-------------------------------------------------------------------------------------------------------------------
Alicorp SA(a)                                                                         1,589,463      $    1,651,164
Cementos Lima SA                                                                          4,981             140,888
Cia de Minas Buenaventura SA                                                             41,440           2,841,967
Cia de Minas Buenaventura SA (ADR)                                                       15,738           1,078,053
Cia Minera Atacocha SA (Class 'B' Shares) (PFD Shares)                                  103,724             274,102
Cia Minera Milpo SA                                                                     393,297           1,261,532
Credicorp Ltd.                                                                           54,900           3,938,112
Edegel SA                                                                             1,814,811           1,005,472
Empresa Agroindustrial Casa Grande SA(a)                                                 78,200             257,959
Ferreyros SA                                                                            310,816             685,415
Grana y Montero SA                                                                      288,553             646,838
Luz del Sur SAA                                                                          83,400             148,956
Minsur SA                                                                               353,485           1,178,928
Sociedad Minera Cerro Verde SA                                                           47,600           1,247,120
Sociedad Minera el Brocal SA                                                             30,100             432,273
Southern Copper Corp.                                                                    65,098           6,751,605
Volcan Cia Minera SA (Class 'B' Shares)                                                 336,778           1,001,680
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   24,542,064
-------------------------------------------------------------------------------------------------------------------

Philippines -- 2.2%
-------------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                        12,558,000      $    1,925,297
Ayala Corp.                                                                             115,027           1,089,953
Ayala Land, Inc.                                                                      5,263,008           1,356,369
Banco De Oro                                                                          1,273,000           1,590,168
Bank of the Philippine Islands                                                        1,215,064           1,547,248
Benpres Holdings Corp.(a)                                                            14,870,000             945,983
Filinvest Land, Inc.(a)                                                              16,105,546             402,006
First Gen Corp.                                                                         190,000             182,261
First Philippine Holdings Corp.                                                         274,000             269,578
Globe Telecom, Inc.                                                                      17,000             614,561
Holcim Philippines, Inc.                                                              4,124,000             553,457
International Container Terminal Services, Inc.                                       1,193,000             901,760
JG Summit Holding, Inc.                                                               7,774,200           1,792,423
Jollibee Foods Corp.                                                                    675,000             773,809
Manila Electric Co.                                                                     791,214           1,518,685
Megaworld Corp.                                                                       8,560,000             505,974
Metropolitan Bank & Trust Co.                                                         1,054,875           1,014,793
Petron Corp.                                                                          9,477,423           1,296,270
Philippine Long Distance Telephone Co.                                                  114,060           7,626,888
San Miguel Corp. (Class 'B' Shares)                                                   1,983,600           2,284,790
SM Investments Corp.                                                                    166,832           1,119,897
SM Prime Holdings, Inc.                                                               3,442,040             702,849
Universal Robina Corp.                                                                  950,000             319,596
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   30,334,615
-------------------------------------------------------------------------------------------------------------------

Poland -- 3.4%
-------------------------------------------------------------------------------------------------------------------
Agora SA                                                                                 73,032      $    1,398,955
AmRest Holdings NV(a)                                                                     9,400             429,031
Bank Handlowy w Warszawie SA                                                             16,500             661,955
Bank Millennium SA                                                                      196,243             737,323
Bank Pekao SA                                                                            50,645           4,533,021
Bank Przemyslowo-Handlowy BPH                                                             3,226             131,417
Bank Zachodni WBK SA                                                                     10,450             873,113
Bioton SA(a)                                                                          1,375,400             506,377
BRE Bank SA(a)                                                                            4,000             655,444
Budimex SA(a)                                                                             9,900             376,061
Cersanit-Krasnystaw SA(a)                                                                80,000             950,899
Ciech SA                                                                                  8,500             319,050
Cinema City International NV(a)                                                          19,500             254,265
ComArch SA(a)                                                                             4,100             218,060
ComputerLand SA                                                                          10,172             151,770
Debica SA                                                                                 5,700             261,156
Dom Development SA                                                                       10,250             348,681
Echo Investment SA(a)                                                                   240,000             722,181
Getin Holding SA(a)                                                                     124,700             703,222
Globe Trade Centre SA(a)                                                                 45,000             766,982
Grupa Kety SA                                                                             2,600             141,551
Grupa Lotos SA                                                                           17,767             281,607
ING Bank Slaski SA w Katowicach                                                           1,800             430,144
KGHM Polska Miedz SA                                                                     58,290           2,701,187
KGHM Polska Miedz SA (GDR)                                                               11,300             975,190
Mostostal Zabrze - Holding SA(a)                                                         87,000             365,454
Mostostal-Warszawa SA(a)                                                                 10,400             297,250
Netia SA(a)                                                                             337,600             565,666
NG2 SA                                                                                   12,000             245,254
Orbis SA                                                                                 60,680           1,592,962
PBG SA(a)                                                                                 8,400           1,217,177
Polimex Mostostal SA                                                                    499,300           1,814,478
Polish Oil & Gas                                                                        423,715             938,373
Polnord SA(a)                                                                             6,800             359,402
Polska Grupa Farmaceutyczna SA                                                            9,000             296,768
Polski Koncern Miesny Duda SA(a)                                                         48,000             113,939
Polski Koncern Naftowy Orlen SA(a)                                                      143,825           2,577,874
Powszechna Kasa Oszczednosci Bank Polski SA                                             231,636           4,719,484
Prokom Software SA                                                                       24,781           1,429,491
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)                                          22,700             317,342
Softbank SA                                                                              32,523           1,068,583
Telekomunikacja Polska SA                                                               505,806           5,054,605
Telekomunikacja Polska SA (GDR)(144A)                                                    76,100             757,933
Telekomunikacja Polska SA (GDR)                                                         169,000           1,683,189
TVN SA                                                                                  188,235           1,950,632
Zaklad Przetworstwa Hutniczego Stalprodukt SA                                             1,000             340,406
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   47,234,904
-------------------------------------------------------------------------------------------------------------------

Qatar -- 1.8%
-------------------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.                                                                    45,543      $      613,323
Commercial Bank of Qatar                                                                 60,998           2,466,394
Doha Bank Ltd.                                                                           56,104           1,172,830
First Finance Co.                                                                        55,320             613,998
Industries Qatar                                                                        122,107           4,362,702
Masraf Al Rayan                                                                         285,400           1,521,694
Qatar Electricity & Water Co.                                                            14,200             462,820
Qatar Fuel                                                                               10,000             432,604
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                              467,556           4,047,770
Qatar Insurance Co.                                                                      13,100             583,254
Qatar International Islamic Bank                                                         24,450             891,706
Qatar Islamic Bank                                                                       61,650           1,596,084
Qatar National Bank                                                                      41,815           2,398,703
Qatar National Navigation                                                                21,567             622,373
Qatar Real Estate Investment Co.                                                         18,000             240,442
Qatar Shipping Co.                                                                       42,460             653,491
Qatar Telecom QSC                                                                        22,099           1,204,788
Salam International Investment Co., Ltd.                                                 39,150             162,473
United Development Co.                                                                   30,700             386,309
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   24,433,758
-------------------------------------------------------------------------------------------------------------------

Romania -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Antibiotice SA                                                                          907,000      $      525,457
Banca Transilvania(a)                                                                 9,943,281           3,089,687
BRD-Group Societe Generale                                                              398,300           3,416,649
Impact SA(a)                                                                          5,425,906             493,903
Rompetrol Rafinare SA(a)                                                             10,428,000             335,311
SNP Petrom SA                                                                         9,641,206           1,704,640
Transelectrica SA                                                                        46,400             506,170
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,071,817
-------------------------------------------------------------------------------------------------------------------

Russia -- 5.7%
-------------------------------------------------------------------------------------------------------------------
Aeroflot-Russian International                                                          100,000      $      423,010
Airlines AvtoVAZ                                                                      2,100,000           3,552,975
Cherepovets MK Severstal                                                                 25,804             585,406
Gazprom Neft                                                                             77,000             435,502
Irkutskenergo (ADR)                                                                      13,500             594,000
JSC MMC Norilsk Nickel (ADR)                                                            129,000           3,631,350
JSC Scientific Production Corp. Irkut (ADR)                                              18,333             492,241
LUKOIL (ADR)                                                                             79,100           6,785,539
Magadanenergo                                                                         1,000,000              59,750
Mobile TeleSystems                                                                       41,000             466,949
Mobile TeleSystems (ADR)                                                                 40,600           3,079,510
Mosenergo (ADR)                                                                          12,900             245,100
NovaTek OAO (GDR)(144A)                                                                  13,500           1,089,014
Novolipetsk Steel (GDR)(144A)                                                            10,000             430,391
OAO Gazprom                                                                             944,106          12,100,873
OAO Gazprom (ADR)                                                                       116,300           5,931,300
OAO Gazprom (ADR)(144A)                                                                 123,800           6,308,717
OAO Rosneft Oil Co.                                                                      11,600             104,539
OAO Rosneft Oil Co. (GDR)                                                               165,000           1,487,890
Polyus Gold (ADR)                                                                        11,392             580,707
RAO Unified Energy System of Russia (ADR)                                                 1,600             167,600
RAO Unified Energy System of Russia (PFD Shares)(a)                                     527,000             470,908
Rostelecom                                                                               75,000             909,893
Sberbank                                                                              2,526,100           7,525,502
Sberbank (GDR)(144A)                                                                      8,042           2,517,146
Sistema JSFC (GDR)                                                                       19,000             610,181
Surgutneftegaz (ADR)                                                                     57,200           2,727,214
Surgutneftegaz (ADR) (PFD Shares)                                                        24,500           1,182,125
Tatneft (GDR)(144A)                                                                      10,850           1,410,236
TGC-5 JSC                                                                             6,561,301               5,249
Transneft                                                                                   200             281,477
Unified Energy System (GDR)(144A)(a)                                                     30,494           3,163,752
United Heavy Machinery Uralmash-Izhora Group(a)                                          44,500             345,407
Uralsvyazinform (ADR)                                                                     6,329              66,454
Vimpel-Communications (ADR)                                                             109,900           3,284,911
VTB Bank OJSC (GDR)(144A)(a)                                                            124,000             895,979
Wimm-Bill-Dann Foods OJSC (ADR)                                                          49,500           5,072,760
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   79,021,557
-------------------------------------------------------------------------------------------------------------------

South Africa -- 5.7%
-------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                          62,473      $      781,354
Adcorp Holdings Ltd.                                                                     33,900             125,216
AECI Ltd.                                                                                25,300             199,199
African Bank Investments Ltd.                                                           226,515             743,007
African Oxygen Ltd. (AFROX)                                                              32,000             107,582
African Rainbow Minerals Ltd.                                                            17,000             470,299
Allied Electronics Corp. Ltd.                                                            23,200             114,330
Allied Electronics Corp. Ltd. (PFD Shares)(a)                                           136,400             628,904
Allied Technologies Ltd.                                                                 14,300              97,937
Anglo Platinum Ltd.                                                                      17,600           2,577,701
AngloGold Ashanti Ltd.                                                                   18,962             637,330
AngloGold Ashanti Ltd. (ADR)                                                             20,619             700,221
ApexHi Properties Ltd. (Class 'B' Shares)                                                42,300              89,512
Argent Industrial Ltd.                                                                   45,100              91,998
Aspen Pharmacare Holdings Ltd.(a)                                                       143,410             564,910
Astral Foods Ltd.                                                                        10,300             122,877
Aveng Ltd.                                                                              214,690           1,532,949
AVI Ltd.                                                                                119,700             233,203
Barloworld Ltd.                                                                         146,400           1,945,080
Bell Equipment Ltd.                                                                      28,200             160,305
Bidvest Group Ltd.                                                                      243,937           3,365,420
Business Connexion Group                                                                 19,400              12,415
DataTec Ltd.                                                                             98,000             329,998
Discovery Holdings Ltd.                                                                  98,254             293,872
Distribution & Warehousing Network Ltd.(a)                                               61,700             109,906
ElementOne Ltd.                                                                          61,978             133,466
FirstRand Ltd.                                                                        1,101,885           2,172,631
Foschini Ltd.                                                                            77,023             364,719
Freeworld Coatings Ltd.(a)                                                              110,200             119,333
Gold Fields Ltd.                                                                        148,280           2,067,472
Grindrod Ltd.                                                                           130,400             354,117
Group Five Ltd.                                                                          76,500             487,981
Growthpoint Properties Ltd.                                                             222,300             374,016
Harmony Gold Mining Co., Ltd.(a)                                                         69,500             827,134
Hulamin Ltd.                                                                              8,400              24,783
Hyprop Investments Ltd.                                                                  23,000             114,007
Illovo Sugar Ltd.                                                                        51,000             185,819
Impala Platinum Holdings Ltd.                                                           175,468           6,770,255
Investec Ltd.                                                                            40,700             288,704
JD Group Ltd.                                                                            40,614             183,088
Johnnic Holdings Ltd.(a)                                                                    200                 338
JSE Ltd.                                                                                 23,000             184,067
Kumba Iron Ore Ltd.                                                                      18,900             720,627
Kumba Resources Ltd.                                                                     24,000             326,140
Lewis Group Ltd.                                                                         56,800             292,953
Liberty Group Ltd.                                                                       31,000             280,421
Massmart Holdings Ltd.                                                                   99,600             822,428
Medi-Clinic Corp. Ltd.                                                                  146,900             358,701
Metorex Ltd.(a)                                                                          55,000             141,382
Metropolitan Holdings Ltd.                                                               65,000             107,230
Mittal Steel South Africa Ltd.                                                           52,400           1,268,981
Mondi Ltd.                                                                               36,800             310,044
Mr. Price Group Ltd.                                                                     89,800             201,254
MTN Group Ltd.                                                                          773,380          11,732,604
Murray & Roberts Holdings Ltd.                                                          225,600           2,655,643
Mvelaphanda Group Ltd.                                                                  295,100             323,073
Nampak Ltd.                                                                              65,700             132,775
Naspers Ltd. (Class 'N' Shares)                                                         155,776           2,713,325
Nedbank Group Ltd.                                                                      104,283           1,501,348
Netcare Ltd.(a)                                                                         722,400             761,027
New Clicks Holdings Ltd.                                                                113,000             197,221
Northam Platinum Ltd.                                                                    34,000             297,832
Pick'n Pay Holdings Ltd.                                                                125,270             190,264
Pick'n Pay Stores Ltd.                                                                  104,260             366,084
Pretoria Portland Cement Co., Ltd.                                                      210,839           1,039,412
PSG Group Ltd.                                                                           50,000             108,321
Raubex Group Ltd.                                                                        71,100             314,651
Remgro Ltd.                                                                             104,305           2,518,066
Reunert Ltd.                                                                            112,200             780,840
RMB Holdings Ltd.                                                                       162,400             490,125
Sanlam Ltd.                                                                             459,890           1,082,120
Santam Ltd.                                                                               8,910              92,423
Sappi Ltd.                                                                               23,820             271,189
Sasol Ltd.                                                                              126,736           6,091,306
Shoprite Holdings Ltd.                                                                  126,153             589,228
Spar Group Ltd.                                                                          79,260             474,094
Standard Bank Group Ltd.                                                                248,139           2,696,497
Steinhoff International Holdings Ltd.                                                   538,000           1,198,796
Sun International Ltd.                                                                   33,856             474,591
Super Group Ltd.                                                                        130,000             116,666
Telkom South Africa Ltd.                                                                 90,000           1,454,416
Tiger Brands Ltd.                                                                        62,016           1,020,697
Tongaat-Hulett                                                                            8,022              88,069
Trencor Ltd.                                                                             25,400              80,207
Truworths International Ltd.                                                            165,241             519,188
Wilson Bayly Holmes-Ovcon Ltd.                                                           29,880             481,329
Woolworths Holdings Ltd.                                                                183,824             274,443
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   78,645,486
-------------------------------------------------------------------------------------------------------------------

South Korea -- 5.6%
-------------------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                                          453      $      245,407
Asiana Airlines, Inc.                                                                    13,400              90,790
Cheil Communications, Inc.                                                                  866             208,906
Cheil Industries, Inc.                                                                    6,500             316,823
CJ CheilJedang Corp.(a)                                                                   2,067             460,995
CJ Corp.                                                                                  1,323              93,169
Daegu Bank                                                                               13,200             177,902
Daelim Industrial Co., Ltd.                                                               2,500             321,500
Daesang Corp.                                                                            29,700             290,462
Daesang Holdings Co., Ltd.                                                               18,000              80,212
Daewoo Engineering & Construction Co., Ltd.                                              26,590             581,853
Daewoo International Corp.                                                                4,700             170,265
Daewoo Motor Sales Corp.                                                                  5,000             143,980
Daewoo Securities Co., Ltd.                                                              12,000             266,370
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                        8,500             326,446
Daum Communications Corp.(a)                                                              2,580             193,641
DC Chemical Co., Ltd.                                                                     2,100             803,937
Dong-A Pharmaceutical Co., Ltd.                                                           1,950             208,102
Dongkuk Steel Mill Co., Ltd.                                                              9,400             369,045
Doosan Corp.(a)                                                                           2,400             465,561
Doosan Heavy Industries & Construction Co., Ltd.                                          5,400             728,564
Doosan Infracore Co., Ltd.                                                               14,250             477,404
GS Engineering & Construction Corp.                                                       4,000             590,286
GS Holdings Corp.                                                                         5,554             216,914
Hana Financial Group, Inc.                                                               28,165           1,154,399
Hanarotelecom, Inc.(a)                                                                   44,200             480,195
Hanil Cement Co., Ltd.                                                                    1,200             111,931
Hanjin Heavy Industries & Construction Co., Ltd.                                          3,066             194,484
Hanjin Heavy Industries & Construction Holdings Co., Ltd.                                 1,134              40,058
Hanjin Shipping Co., Ltd.                                                                16,550             653,874
Hanjin Transportation Co., Ltd.                                                           3,200             105,117
Hankook Tire Co., Ltd.                                                                   17,560             279,363
Hanmi Pharm Co., Ltd.                                                                     1,628             256,204
Hansol Paper Co., Ltd.(a)                                                                 7,700              85,878
Hanwha Chemical Corp.                                                                     9,000             152,870
Hanwha Corp.                                                                              9,800             519,293
Hanwha Securities Co., Ltd.                                                              40,000             435,627
Hite Brewery Co., Ltd.                                                                    1,950             220,175
Honam Petrochemical Corp.                                                                 2,600             212,729
Hotel Shilla Co., Ltd.                                                                    6,120             168,268
Hynix Semiconductor, Inc.(a)                                                             39,490           1,113,547
Hyosung Corp.                                                                             4,800             326,034
Hyundai Department Store Co., Ltd.                                                        1,400             135,104
Hyundai Development Co.                                                                   6,700             460,673
Hyundai Engineering & Construction Co., Ltd.                                              6,500             566,417
Hyundai Heavy Industries Co., Ltd.                                                        4,540           1,708,264
Hyundai Merchant Marine Co., Ltd.                                                        14,600             665,527
Hyundai Mipo Dockyard Co., Ltd.                                                           1,760             396,632
Hyundai Mobis                                                                             9,500             743,152
Hyundai Motor Co.                                                                        23,720           1,894,251
Hyundai Motor Co. (PFD Shares)                                                            6,500             210,934
Hyundai Securities Co., Ltd.                                                             18,440             288,913
Hyundai Steel Co.                                                                         8,500             597,583
Industrial Bank of Korea                                                                 12,600             186,713
Kangwon Land, Inc.                                                                       36,658             756,675
KCC Corp.                                                                                   500             231,914
Kia Motors Corp.(a)                                                                      22,300             257,540
Kookmin Bank                                                                             20,680           1,160,717
Kookmin Bank (ADR)                                                                       18,084           1,013,608
Korea Electric Power Corp.                                                               63,240           1,915,947
Korea Exchange Bank                                                                      32,090             428,975
Korea Express Co., Ltd.(a)                                                                2,000             224,488
Korea Gas Corp.                                                                           9,000             668,565
Korea Line Corp.                                                                          1,270             240,133
Korea Zinc Co., Ltd.                                                                      2,300             279,231
Korean Air Lines Co., Ltd.                                                               12,686             686,650
KT Corp.                                                                                 68,030           3,234,165
KT Freetel Co., Ltd.(a)                                                                  17,600             515,431
KT&G Corp.                                                                               27,980           2,197,596
KTBNetwork Co., Ltd.(a)                                                                  80,000             631,909
LG Chem Ltd.                                                                              4,562             342,157
LG Chem Ltd. (GDR)(144A)(a)                                                               9,240             345,211
LG Corp.                                                                                  8,900             672,342
LG Dacom Corp.                                                                           10,300             195,148
LG Display Co., Ltd.                                                                     12,600             562,623
LG Electronics, Inc.                                                                     11,819           1,518,951
LG Household & Health Care Ltd.                                                           1,100             190,009
LG Telecom Ltd.                                                                          37,300             294,932
Lotte Chilsung Beverage Co., Ltd.                                                           100              93,894
Lotte Confectionery Co., Ltd.                                                                90             115,292
Lotte Shopping Co., Ltd.                                                                  1,620             492,878
LS Cable Ltd.                                                                             3,500             318,448
Macquarie Korea Infrastructure Fund                                                      13,900              93,897
MegaStudy Co., Ltd.                                                                         630             210,124
Mirae Asset Securities Co., Ltd.                                                          3,090             436,257
NHN Corp.(a)                                                                              4,860           1,141,257
ORION Corp.                                                                                 600             103,201
Pacific Corp.                                                                             2,641             321,053
Poongsan Corp.                                                                            5,600              98,052
POSCO                                                                                    11,640           5,572,043
S-Oil Corp.                                                                               7,700             491,167
S1 Corp.                                                                                  3,630             188,747
Samsung Corp.                                                                            13,630             958,496
Samsung Electro-Mechanics Co., Ltd.                                                       8,780             480,676
Samsung Electronics Co., Ltd.                                                            13,798           8,725,198
Samsung Electronics Co., Ltd. (PFD Shares)                                                2,490           1,128,321
Samsung Engineering Co., Ltd.                                                             4,460             415,744
Samsung Fine Chemicals Co., Ltd.                                                          4,300             234,940
Samsung Fire & Marine Insurance Co., Ltd.                                                 7,734           1,603,390
Samsung Heavy Industries Co., Ltd.                                                       16,400             526,364
Samsung SDI Co., Ltd.                                                                     2,800             220,639
Samsung Securities Co., Ltd.                                                              3,870             285,636
Samsung Techwin Co., Ltd.                                                                 8,240             450,589
Shinhan Financial Group Co., Ltd.                                                        47,640           2,516,771
Shinsegae Co., Ltd.                                                                       1,870           1,181,021
SK Chemicals Co., Ltd.                                                                    3,200             200,194
SK Energy Co., Ltd.                                                                      14,271           1,477,391
SK Holdings Co., Ltd.                                                                     3,557             513,127
SK Networks Co., Ltd.(a)                                                                  4,900             101,460
SK Securities Co., Ltd.                                                                 470,000           1,436,266
SK Telecom Co., Ltd.                                                                      7,560           1,431,070
SK Telecom Co., Ltd. (ADR)                                                               49,526           1,070,257
Ssangyong Cement Industrial Co., Ltd.(a)                                                  8,600             111,387
STX Engine Co., Ltd.                                                                      3,860             181,576
STX Pan Ocean Co., Ltd.                                                                 243,910             506,048
STX Shipbuilding Co., Ltd.                                                                5,500             205,729
Taekwang Industrial Co., Ltd.                                                               180             163,476
Taihan Electric Wire Co., Ltd.                                                            2,780             150,450
Woongjin Coway Co., Ltd.                                                                  9,870             298,684
Woori Finance Holdings Co., Ltd.                                                         17,200             301,162
Yuhan Corp.                                                                               1,049             197,303
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   77,507,335
-------------------------------------------------------------------------------------------------------------------

Taiwan -- 6.5%
-------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                              383,213      $      690,894
Advanced Semiconductor Engineering, Inc.                                                370,782             363,512
Advanced Semiconductor Engineering, Inc. (ADR)                                           31,562             152,444
Advantech Co., Ltd.                                                                      47,253             111,960
Altek Corp.                                                                             121,426             188,859
ASE Test Ltd.(a)                                                                        860,000             154,233
Asia Cement Corp.                                                                       485,794             872,333
Asia Optical Co., Inc.                                                                   95,230             257,139
Asustek Computer, Inc.                                                                  491,675           1,448,330
AU Optronics Corp.                                                                      724,501           1,251,117
AU Optronics Corp. (ADR)                                                                 31,211             536,517
Catcher Technology Co., Ltd.                                                             64,138             239,362
Cathay Financial Holding Co., Ltd.                                                    1,141,058           2,928,932
Cathay Real Estate Development Co., Ltd.                                                165,000             147,174
Chang Hwa Commercial Bank                                                               745,000             564,773
Cheng Shin Rubber Industry Co., Ltd.                                                    412,250             841,518
Cheng Uei Precision Industry Co., Ltd.                                                   25,331              56,283
Chi Mei Optoelectronics Corp.                                                           707,461             936,279
China Airlines                                                                          504,623             293,794
China Development Financial Holding Corp.                                             1,899,247             878,557
China Motor Corp.                                                                       148,930             144,601
China Steel Corp.                                                                     1,508,306           2,399,420
Chinatrust Financial Holding Co., Ltd.(a)                                             1,371,358           1,334,100
Chunghwa Picture Tubes Ltd.(a)                                                          660,000             202,745
Chunghwa Telecom Co., Ltd.                                                            1,677,100           4,427,402
Chunghwa Telecom Co., Ltd. (ADR)                                                         49,163           1,279,221
CMC Magnetics Corp.(a)                                                                  370,000             122,306
Compal Electronics, Inc.                                                                565,536             543,799
Coretronic Corp.                                                                         83,640              99,644
D-Link Corp.                                                                             94,248             156,154
Delta Electronics, Inc.                                                                 212,730             630,072
Dynapack International Technology Corp.                                                  56,000             198,582
E.Sun Financial Holding Co., Ltd.(a)                                                    615,023             376,063
Epistar Corp.                                                                            49,940             140,251
EVA Airways Corp.(a)                                                                    736,032             441,356
Evergreen Marine Corp.                                                                  754,292             747,585
Everlight Electronics Co., Ltd.                                                          45,172             154,644
Far Eastern Department Stores Ltd.                                                      338,000             562,992
Far Eastern International Bank(a)                                                       212,338              84,189
Far Eastern Textile Ltd.                                                                575,943             975,588
Far EasTone Telecommunications Co., Ltd.                                              1,012,364           1,732,844
Firich Enterprises Co., Ltd.                                                             17,000             176,321
First Financial Holding Co., Ltd.                                                       818,131             859,436
Formosa Chemicals & Fibre Corp.                                                         460,160           1,198,150
Formosa Petrochemical Corp.                                                             956,460           2,850,026
Formosa Plastics Corp.                                                                  899,941           2,733,537
Formosa Taffeta Co., Ltd.                                                               545,000             619,441
Foxconn Technology Co., Ltd.                                                             76,072             453,726
Fubon Financial Holding Co., Ltd.                                                       884,000           1,006,156
Fuhwa Financial Holdings Co., Ltd.(a)                                                 1,227,030           1,159,747
Great Wall Enterprise Co., Ltd.                                                         194,000             259,044
HannStar Display Corp.(a)                                                               561,384             242,305
High Tech Computer Corp.                                                                 86,944           1,964,016
Hon Hai Precision Industry Co., Ltd.                                                    779,318           4,486,688
Hotai Motor Co., Ltd.                                                                    98,000             287,692
Hua Nan Financial Holdings Co., Ltd.                                                    510,000             471,325
Innolux Display Corp.                                                                   253,000             676,188
Inventec Co., Ltd.                                                                      240,240             147,851
KGI Securities Co., Ltd.                                                                283,000             213,893
King Yuan Electronics Co., Ltd.                                                         138,976              72,288
Kinsus Interconnect Technology Corp.                                                     56,000             150,309
Largan Precision Co., Ltd.                                                               43,294             453,003
Lite-On Technology Corp.                                                                312,459             364,701
Macronix International Co., Ltd.                                                        455,874             208,561
MediaTek, Inc.                                                                          153,128           2,033,995
Mega Financial Holding Co., Ltd.                                                      1,290,000           1,017,757
Merry Electronics Co., Ltd.                                                              63,000             135,583
Mitac International Corp.                                                               124,110             112,961
Mosel Vitelic, Inc.                                                                     164,800             136,710
Motech Industries, Inc.                                                                  31,631             219,012
Nan Kang Rubber Tire Co., Ltd.                                                          161,000             303,678
Nan Ya Plastics Corp.                                                                 1,163,610           2,905,038
Nan Ya Printed Circuit Board Corp.                                                       22,581             108,199
Nanya Technology Corp.                                                                  173,319             103,606
Novatek Microelectronics Corp. Ltd.                                                      50,741             186,450
Phoenix Precision Technology Corp.                                                       78,657              55,636
PixArt Imaging, Inc.                                                                     11,000              82,033
Polaris Securities Co., Ltd.                                                            324,323             233,201
Pou Chen Corp.                                                                        1,150,819           1,123,051
Powerchip Semiconductor Corp.                                                           994,153             373,628
Powertech Technology, Inc.                                                               49,450             179,079
President Chain Store Corp.                                                             545,000           1,867,644
ProMOS Technologies, Inc.                                                             1,055,000             259,942
Qisda Corp.(a)                                                                          224,000             190,886
Quanta Computer, Inc.                                                                   357,922             496,338
Realtek Semiconductor Corp.                                                              53,471             160,081
RichTek Technology Corp.                                                                 21,850             174,845
Shin Kong Financial Holding Co., Ltd.                                                   705,578             533,692
Siliconware Precision Industries Co. (ADR)                                               73,869             620,500
Sincere Navigation                                                                      160,000             328,562
Sino-American Silicon Products, Inc.                                                     44,095             309,395
SinoPac Financial Holdings Co., Ltd.                                                  1,044,523             497,405
Sunplus Technology Co., Ltd.                                                             68,331              84,598
Synnex Technology International Corp.                                                   490,170           1,344,292
Tainan Spinning Co., Ltd.                                                               460,000             267,161
Taishin Financial Holdings Co., Ltd.(a)                                                 725,001             363,796
Taiwan Business Bank(a)                                                                 345,539             134,563
Taiwan Cement Corp.                                                                     349,430             683,586
Taiwan Cooperative Bank                                                                 487,971             481,914
Taiwan Glass Industrial Corp.                                                           192,000             237,049
Taiwan Mobile Co., Ltd.                                                               1,402,281           2,698,107
Taiwan Semiconductor Manufacturing Co., Ltd.                                          3,908,528           8,088,602
Taiwan Tea Corp.(a)                                                                     419,000             384,541
Tatung Co., Ltd.(a)                                                                     358,000             232,069
Teco Electric & Machinery Co., Ltd.                                                     389,000             240,851
Teco Electric & Machinery Co., Ltd. (GDR)(144A)                                              42                 259
Tripod Technology Corp.                                                                  45,600             155,087
U-Ming Marine Transport Corp.                                                           202,000             614,167
Uni-President Enterprises Corp.                                                       2,412,560           3,609,552
Unimicron Technology Corp.                                                              107,100             149,042
United Microelectronics Corp.                                                         1,008,001             614,065
United Microelectronics Corp. (ADR)                                                     119,196             402,882
Via Technologies, Inc.(a)                                                               142,000              80,711
Wafer Works Corp.                                                                        38,000             163,922
Walsin Lihwa Corp.                                                                    1,085,980             538,768
Wan Hai Lines Ltd.                                                                      550,000             513,236
Waterland Financial Holdings                                                            343,740             136,129
Winbond Electronics Corp.                                                               338,000             100,308
Wintek Corp.                                                                            241,812             219,716
Wistron Corp.                                                                           127,188             203,217
Yageo Corp.                                                                             303,000             111,726
Yang Ming Marine Transport                                                              295,209             233,146
Yuen Foong Yu Paper Manufacturing Co., Ltd.                                             315,562             142,362
Yulon Motor Co., Ltd.                                                                   517,705             754,031
Zinwell Corp.                                                                            85,000             219,521
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   89,673,855
-------------------------------------------------------------------------------------------------------------------

Thailand -- 3.2%
-------------------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(c)                                                            732,900      $    2,388,284
Airports of Thailand Pcl(c)                                                             310,400             561,944
Amata Corp. Pcl(c)                                                                      225,600             121,094
Asian Property Development Pcl(c)                                                     1,841,000             438,542
Bangkok Bank Pcl                                                                        513,400           2,210,969
Bangkok Bank Pcl(c)                                                                     144,900             642,468
Bangkok Bank Pcl (NVDR)                                                                  35,000             150,728
Bangkok Dusit Medical Services Pcl(c)                                                   781,000             787,573
Bangkok Expressway Pcl(c)                                                               470,900             303,613
Bangkok Land Pcl(a)(c)                                                                4,038,900              88,513
Bank of Ayudhya Pcl(c)                                                                  703,900             525,579
Bank of Ayudhya Pcl                                                                     799,300             589,856
BankThai Pcl(a)(c)                                                                      643,800              26,173
Banpu Pcl(c)                                                                            102,500           1,403,152
BEC World Pcl(c)                                                                        975,300             882,835
Big C Supercenter Pcl(c)                                                                113,000             174,067
Cal-Comp Electronics (Thailand) Pcl(c)                                                1,800,000             300,143
Central Pattana Pcl(c)                                                                  540,700             485,145
Ch. Karnchang Pcl(c)                                                                    968,000             235,198
Charoen Pokphand Foods Pcl(c)                                                         5,627,300             815,007
CP Seven Eleven Pcl(c)                                                                2,166,800             715,729
Delta Electronics (Thailand) Pcl(c)                                                     934,670             626,379
Electricity Generating Pcl(c)                                                           189,500             592,846
G Steel Pcl(c)                                                                        3,786,500              93,806
Glow Energy Pcl(c)                                                                      220,000             223,599
Hana Microelectronics Pcl(c)                                                          1,084,100             636,997
IRPC Pcl(c)                                                                           3,989,000             728,498
Italian-Thai Development Pcl(a)(c)                                                    4,749,500           1,182,263
Kasikornbank Pcl(c)                                                                     784,600           2,304,564
Kasikornbank Pcl                                                                         94,900             272,693
Kiatnakin Bank Pcl(c)                                                                   125,000             109,675
Krung Thai Bank Pcl(c)                                                                2,016,100             653,143
Land & Houses Pcl                                                                     2,957,000             919,676
Land & Houses Pcl(c)                                                                  1,130,000             367,638
Loxley Pcl(c)                                                                         2,001,400             148,746
Major Cineplex Group Pcl(c)                                                             754,100             435,910
MBK Pcl(c)                                                                               64,500             146,475
Minor International Pcl(c)                                                            1,154,340             619,608
Phatra Securities Pcl(c)                                                                108,600             122,449
Precious Shipping Pcl(c)                                                                386,000             297,913
PTT Aromatics & Refining Pcl(c)                                                         442,058             530,020
PTT Chemical Pcl(c)                                                                     127,289             424,499
PTT Exploration & Production Pcl(c)                                                     397,700           1,907,343
PTT Pcl(c)                                                                              452,300           4,539,520
Quality House Pcl(c)                                                                  4,710,000             409,890
Ratchaburi Electricity Generating Holding Pcl(c)                                        578,300             849,496
Saha-Union Pcl(c)                                                                        98,700              62,383
Sahaviriya Steel Industries Pcl(c)                                                    3,429,300             100,205
Samart Corp. Pcl(c)                                                                     794,600             194,328
Shin Corp. Pcl(c)                                                                       426,000             409,290
Siam Cement Pcl                                                                         125,900             858,969
Siam Cement Pcl(c)                                                                      132,000             916,139
Siam Cement Pcl (NVDR)                                                                   31,000             211,501
Siam City Bank Pcl(c)                                                                   267,000             135,917
Siam City Cement Pcl(c)                                                                  42,900             310,662
Siam Commercial Bank Pcl(c)                                                             722,800           2,129,258
Siam Makro Pcl(c)                                                                       157,600             500,556
Sino Thai Engineering & Construction Pcl(a)(c)                                        1,553,400             243,729
Thai Airways International Pcl(c)                                                       520,200             479,142
Thai Beverage Pcl                                                                     3,621,000             699,069
Thai Oil Pcl(c)                                                                         385,100             856,185
Thai Plastic & Chemicals Pcl(c)                                                         215,100             146,884
Thai Stanley Electric Pcl(c)                                                             26,000             115,611
Thai Union Frozen Products Pcl(c)                                                       583,000             372,187
Thanachart Capital Pcl(c)                                                               523,300             265,930
Thoresen Thai Agencies Pcl(c)                                                           359,900             485,811
Ticon Industrial Connection Pcl(c)                                                      191,400             116,718
TISCO Bank Pcl(c)                                                                       150,000             146,447
TMB Bank Pcl(a)(c)                                                                    3,870,000             161,020
Total Access Communication Pcl(a)                                                       475,000             586,753
TPI Polene Pcl(c)                                                                       305,500              64,040
True Corp. Pcl(a)(c)                                                                  1,482,068             256,543
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   43,815,535
-------------------------------------------------------------------------------------------------------------------

Turkey -- 2.6%
-------------------------------------------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                                                 25,925      $      183,156
Adana Cimento Sanayii TAS                                                                61,700             290,642
Akbank TAS                                                                              491,611           2,068,143
Akcansa Cimento AS                                                                       38,000             152,337
Akenerji Elektrik Uretim AS(a)                                                           33,055             213,506
Aksigorta AS                                                                             99,300             361,312
Alarko Holding AS                                                                        87,849             180,831
Anadolu Anonim Turk Sigorta Sirketi                                                      60,362              58,609
Anadolu Cam Sanayii AS                                                                   55,505             110,061
Anadolu Efes Biracilik ve Malt Sanayii AS                                               165,748           1,468,634
Arcelik AS                                                                               82,583             326,790
Aselsan Elektronik Sanayi ve Ticaret AS                                                   7,600             109,834
Aygaz AS                                                                                148,417             502,822
BIM Birlesik Magazalar AS                                                                12,716           1,006,712
Bursa Cimento Fabrikasi AS                                                               27,188             192,749
Cimsa Cimento Sanayi ve Ticaret AS                                                       64,400             321,164
Dogan Sirketler Grubu Holding AS(a)                                                     729,382             733,864
Dogan Yayin Holding AS(a)                                                               140,977             240,892
Dogus Otomotiv Servis ve Ticaret AS                                                      31,400             121,242
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                                                  40,500             109,779
Enka Insaat ve Sanayi AS                                                                213,548           2,635,089
Eregli Demir ve Celik Fabrikalari TAS                                                   352,215           2,473,102
Ford Otomotiv Sanayi AS                                                                  66,700             520,149
Haci Omer Sabanci Holding AS                                                            315,237             982,309
Hurriyet Gazetecilik ve Matbaacilik AS(a)                                               137,837             211,028
Ihlas Holding AS(a)                                                                     581,300             290,399
Is Gayrimenkul Yatirim Ortakligi AS                                                     132,286             101,275
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class 'D' Shares)(a)                 373,700             288,619
KOC Holding AS(a)                                                                       601,214           1,677,636
Koza Davetiyeleri                                                                        44,000             192,726
Migros Turk TAS                                                                          76,521           1,126,609
Net Holding AS(a)                                                                       180,000              85,237
Nortel Networks Netas Telekomunikasyon AS                                                 1,764              19,671
Petkim Petrokimya Holding AS(a)                                                          89,300             436,276
Petrol Ofisi AS                                                                          56,000             228,830
Sekerbank TAS(a)                                                                        118,600             225,377
Tofas Turk Otomobil Fabrikasi AS                                                        106,900             342,915
Trakya CAM Sanayii AS                                                                   280,383             353,097
Tupras-Turkiye Petrol Rafinerileri AS                                                   103,941           2,300,170
Turcas Petrolculuk AS                                                                    25,000             161,293
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                          133,348             622,951
Turk Sise ve Cam Fabrikalari AS                                                         257,606             317,866
Turk Traktor ve Ziraat Makineleri AS                                                     17,700             186,432
Turkcell Iletisim Hizmet AS (ADR)                                                        38,494             804,140
Turkcell Iletisim Hizmetleri AS                                                         547,494           4,530,626
Turkiye Garanti Bankasi AS                                                              677,087           3,057,528
Turkiye Is Bankasi                                                                      516,879           1,920,711
Turkiye Sinai Kalkinma Bankasi AS(a)                                                     79,999              72,583
Turkiye Vakiflar Bankasi T.A.O                                                          155,321             283,819
Ulker Gida Sanayi ve Ticaret AS                                                          89,129             177,350
Vestel Elektronik Sanayi ve Ticaret AS(a)                                                74,000              92,186
Yapi ve Kredi Bankasi AS(a)                                                             358,293             696,567
Yazicilar Holding AS                                                                     39,000             206,011
Zorlu Enerji Elektrik Uretim AS(a)                                                       36,100             118,987
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   36,492,643
-------------------------------------------------------------------------------------------------------------------

United Arab Emirates -- 1.0%
-------------------------------------------------------------------------------------------------------------------
Arabtec Holding Co.                                                                     676,200      $    2,225,519
Aramex (PJSC)(a)                                                                      3,128,400           2,282,694
DP World Ltd.(a)                                                                        324,740             308,503
Dubai Investments (PJSC)                                                                682,000             936,168
Dubai Islamic Bank                                                                      747,774           1,920,780
Emaar Properties (PJSC)                                                               1,374,700           4,131,241
National Central Cooling Co. (Tabreed)(a)                                             1,399,431             919,378
Union Properties(a)                                                                     405,000             492,833
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   13,217,116
-------------------------------------------------------------------------------------------------------------------

Zimbabwe -- 0.1%
-------------------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                                597,393      $        4,483
Barclays Bank Zimbabwe                                                                  754,686              41,436
Dawn Properties(a)                                                                      369,831              14,288
Delta Corp. Ltd.                                                                        807,488             295,566
Econet Wireless Holdings Ltd.                                                            96,681             176,941
Hwange Colliery Co., Ltd.(a)                                                            693,000             253,659
Meikles Africa Ltd.                                                                      60,013              65,900
NMBZ Holdings Ltd.                                                                      994,355               5,459
OK Zimbabwe                                                                             211,870               2,177
Old Mutual Plc                                                                           80,448             176,679
Pelhams Ltd.(a)                                                                          86,835                  79
Zimbabwe Sun Ltd.                                                                       123,277               7,897
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    1,044,564
-------------------------------------------------------------------------------------------------------------------
Total Common Stocks
  (cost $781,260,479)                                                                                $1,336,168,297
-------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.7%
Genesis Chile Fund Ltd.                                                                   3,400      $       23,120
Saudi Arabia Investment Fund Ltd.(a)                                                    194,982          12,966,303
Societe Generale Baltic Republic Fund(d)                                                 12,723               9,542
Societe Generale Romania Fund(a)(d)                                                       6,450               7,740
Vietnam Enterprise Investments Ltd.(a)                                                2,499,433           9,372,874
Vietnam Growth Fund Ltd.(a)                                                              17,646             370,566
-------------------------------------------------------------------------------------------------------------------
Total Investment Funds
  (cost $15,964,346)                                                                                 $   22,750,145
-------------------------------------------------------------------------------------------------------------------

RIGHTS(a) -- 0.0%
Bakrie & Brothers Tbk PT                                                             179,582,900     $      195,093
Banque Marocaine pour le Commerce et L' Industrie                                         2,200              69,837
Engro Chemical Pakistan Ltd.                                                             10,400              24,700
Genting Bhd                                                                              94,600              15,159
Indian Hotels Co., Ltd.                                                                  38,730              26,773
PICIC Insurance Ltd.                                                                      2,683                 832
Qatar Islamic Bank                                                                        6,165              41,003
Qatar National Navigation                                                                 6,092              75,343
-------------------------------------------------------------------------------------------------------------------
Total Rights
  (cost $36,969)                                                                                     $      448,740
-------------------------------------------------------------------------------------------------------------------

WARRANTS(a) -- 0.1%
Gazit Globe Ltd. Call Warrant (Gazit Globe (1982) Ltd. (Israel)),
expiring 6/3/08, strike ILS 4,761                                                         3,625      $          431
J.P. Morgan International Derivatives Ltd. Call Warrant (Bharti Televentures
(India)), expiring 10/28/08, strike INR.0001(144A)                                       81,000           1,651,914
-------------------------------------------------------------------------------------------------------------------

Total Warrants
  (cost $655,581)                                                                                    $    1,652,345
-------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments - 98.6%
  (cost $797,917,375)                                                                                $1,361,019,527
-------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.7%
-------------------------------------------------------------------------------------------------------------------

                                                                                     PRINCIPAL
SECURITY                                                                            AMOUNT (000)          VALUE
-------------------------------------------------------------------------------------------------------------------

Time Deposits
-------------------------------------------------------------------------------------------------------------------
Banco de la Republica de Colombia 1.00%                                              $1,703,238      $      929,792
-------------------------------------------------------------------------------------------------------------------

Total Time Deposits
  (cost $872,315)                                                                                    $      929,792
-------------------------------------------------------------------------------------------------------------------

Repurchase Agreements
-------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp.
Repurchase Agreement, dated
3/31/08, 1.90%, due 4/1/08
  (cost $8,937,000)(e)                                                               $    8,937      $    8,937,000
-------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
  (cost $8,937,000)                                                                                  $    8,937,000
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments - 0.7%
  (cost $9,809,315)                                                                                  $    9,866,792
-------------------------------------------------------------------------------------------------------------------
Total Investments - 99.3%
  (cost $807,726,690)                                                                                $1,370,886,319
-------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                                $    9,148,919
-------------------------------------------------------------------------------------------------------------------

Net Assets - 100%                                                                                    $1,380,035,238
-------------------------------------------------------------------------------------------------------------------
(144A)       - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
               At March 31, 2008, the aggregate value of the securities is $28,021,944 or 2.0% of the Fund's net assets.
(ADR)        - American Depositary Receipt
(GDR)        - Global Depository Receipt
(NVDR)       - Non-Voting Depository Receipt
(PFD Shares) - Preferred Shares

(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d) Investment fund is in the process of being liquidated.
(e) Repurchase price of $8,937,472. Collateralized by $8,350,000 Treasury Inflation Indexed Bond due 1/15/2026. The
    aggregate market value, including accrued interest, of the collateral was $9,117,463.

Currency Concentration of Portfolio as of March 31, 2008

                                              PERCENTAGE OF
CURRENCY                                        NET ASSETS           VALUE
United States Dollar                               16.3%       $  225,619,890
New Taiwan Dollar                                   6.3%           86,682,032
Mexican Peso                                        6.1%           84,257,714
South Africa Rand                                   5.6%           77,945,265
Brazilian Real                                      5.5%           76,285,325
South Korean Won                                    5.4%           74,572,211
Hong Kong Dollar                                    5.3%           72,864,046
Indian Rupee                                        4.4%           60,492,496
Indonesian Rupiah                                   3.3%           45,291,210
Polish Zloty                                        3.2%           43,818,591
Thailand Baht                                       3.1%           42,529,713
Czech Koruna                                        2.9%           40,585,598
Malaysian Ringgit                                   2.9%           40,478,369
Hungarian Forint                                    2.8%           37,975,303
New Turkish Lira                                    2.6%           35,688,504
Philippine Peso                                     2.2%           30,334,615
Israeli Shekel                                      2.1%           28,756,305
Other                                              19.3%          266,709,132
-----------------------------------------------------------------------------
                                                   99.3%       $1,370,886,319

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost                                $819,772,224
----------------------------------------------------------
Gross unrealized appreciation                 $582,780,862
Gross unrealized depreciation                  (31,666,767)
----------------------------------------------------------
Net unrealized appreciation                   $551,114,095
----------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Eaton Vance Series Trust II
---------------------------

By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President

Date: May 21, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President

Date: May 21, 2008


By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer

Date: May 21, 2008